RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 67.65%
378,618	Aberdeen Emerging Markets Equity Income Fund, Inc.	$2,885,069
890,925	Aberdeen Total Dynamic Dividend Fund	7,973,779
608,039	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	7,904,507
77,607	BlackRock Credit Allocation Income Trust	1,084,946
40,042	BlackRock Floating Rate Income Strategies Fund, Inc.	538,164
105,710	BlackRock Floating Rate Income Trust	1,360,488
231,171	BlackRock Global Opportunities Equity Trust	2,540,569
208,165	Blackrock International Growth	1,226,092
162,691	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,054,787
2,430	Brookfield Global Listed Infrastructure Income Fund, Inc.	33,899
345,430	Clough Global Opportunities Fund	3,260,859
20,657	Cohen & Steers Infrastructure Fund, Inc.	541,213
63,386	Cornerstone Strategic Value Fund, Inc.	710,557
17,750	Cornerstone Total Return Fund, Inc.	195,073
27,061	Eagle Growth & Income Opportunities Fund	460,849
147,575	Eaton Vance Limited Duration Income Fund	1,955,369
84,837	Gabelli Dividend & Income Trust	1,862,172
41,276	Highland Global Allocation Fund/CEF	385,518
132,894	Highland Income Fund	1,651,872
95,015	Invesco Dynamic Credit Opportunities Fund	1,078,420
54,969	Invesco Municipal Opportunity Trust	679,417
173,849	Kayne Anderson MLP/Midstream Investment Co.	2,421,717
14,352	Neuberger Berman High Yield Strategies Fund, Inc.	177,247
90,715	NexPoint Credit Strategies Fund	1,606,563
355,394	Nuveen Credit Strategies Income Fund	2,725,872
38,527	Nuveen Intermediate Duration Quality Municipal Term Fund	534,755
67,645	Nuveen Quality Municipal Income Fund	987,617
60,315	PGIM Global High Yield Fund, Inc.	905,931
193,320	PIMCO Energy & Tactical Credit Opportunities Fund	3,189,780
17,991	Putnam Municipal Opportunities Trust	236,582
67,808	Royce Micro-Cap Trust, Inc.	579,080
169,543	Royce Value Trust, Inc.	2,504,150
45,418	Source Capital, Inc.	1,757,222
587,935	Sprott Focus Trust, Inc.	4,327,202
423,610	Templeton Global Income Fund	2,596,729
19,399	Tortoise Essential Assets Income Term Fund	317,950
21,359	Tortoise MLP Fund, Inc.	234,095
100,290	Voya Emerging Markets High Income Dividend Equity Fund	801,317
90,184	Voya Global Equity Dividend and Premium Opportunity Fund	558,239
75,531	Western Asset Emerging Markets Debt Fund, Inc.	1,077,827
136,190	Western Asset Global High Income Fund, Inc.	1,364,624
426,331	Western Asset High Income Opportunity Fund, Inc.	2,161,498

TOTAL CLOSED-END FUNDS
(Cost $67,231,073)		71,449,616

BUSINESS DEVELOPMENT COMPANIES - 1.54%
157,820	Barings BDC, Inc.	1,622,390

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,538,934)		1,622,390

Shares/Description		Value
COMMON STOCKS - 4.52%
13,110	Agba Acquisition, Ltd.(a)	$134,924
6,581	Amplitude Healthcare Acquisition Corp.(a)	66,205
35,274	Big Rock Partners Acquisition Corp.(a)	373,904
1,922	Brooge Holdings, Ltd.(a)	16,971
29,944	Churchill Capital Corp. II(a)	322,757
2,646	CIIG Merger Corp.(a)	26,883
9,711	Far Point Acquisition Corp., Class A(a)	100,023
75,837	Gordon Pointe Acquisition Corp.(a)	803,114
9,077	Greenvision Acquisition Corp.(a)	91,587
1,323	Healthcare Merger Corp.(a)	13,693
5,163	Landcadia Holdings II, Inc.(a)	52,250
41,844	Leisure Acquisition Corp.(a)	436,015
12,752	LF Capital Acquisition Corp., Class A(a)	131,601
10,614	LIV Capital Acquisition Corp.(a)	106,792
10,753	Merida Merger Corp. I(a)	104,734
82,651	Opes Acquisition Corp.(a)	869,489
32,603	Pure Acquisition Corp.(a)	338,093
19,571	South Mountain Merger Corp.(a)	201,386
37,631	Tiberius Acquisition Corp.(a)	393,244
18,162	VectoIQ Acquisition Corp.(a)	187,430

TOTAL COMMON STOCKS
(Cost $4,394,824)		4,771,095

EXCHANGE TRADED FUNDS - 17.69%
178,753	Invesco FTSE RAFI Emerging Markets Portfolio	3,986,192
42,200	Invesco FTSE RAFI US 1000 Portfolio	5,347,162
16,000	SPDR® S&P 500® ETF Trust	5,149,760
33,904	Vanguard® FTSE Developed Markets ETF	1,493,810
60,746	Vanguard® FTSE Emerging Markets ETF	2,701,375

TOTAL EXCHANGE TRADED FUNDS
(Cost $14,478,940)		18,678,299

PREFERRED STOCKS - 1.03%
42,535	PennantPark Investment Corp., 5.500%, 10/15/2024	1,091,873

TOTAL PREFERRED STOCKS
(Cost $1,062,582)		1,091,873

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.58%
United States - 0.58%
24,155	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	613,646

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $603,875)				613,646

Shares/Description		Value
RIGHTS - 0.02%(a)
35,274	Big Rock Partners Acquisition Corp., Strike Price 0.01, Expires 12/31/2049	8,818
56,421	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	16,362

TOTAL RIGHTS
(Cost $35,880)		25,180

Shares/Description		Value
WARRANTS - 0.21%(a)
17,637	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	$2,734
18,195	Brooge Holdings, Ltd., Strike Price 11.50, Expires 07/14/2023	13,463
3,237	Far Point Acquisition Corp., Strike Price 11.50, Expires 06/03/2025	4,176
75,837	Gordon Pointe Acquisition Corp., Strike Price 11.50, Expires 07/30/2024	27,301
14,758	Immunovant, Inc., Strike Price 11.50, Expires 04/01/2024	29,516
26,164	Legacy Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	14,066
20,922	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	21,602
12,752	LF Capital Acquisition Corp., Strike Price 11.50, Expires 06/28/2023	5,483
5,376	Merida Merger Corp. I, Strike Price 11.50, Expires 11/07/2026	2,680
82,651	Opes Acquisition Corp., Strike Price 11.50, Expires 01/16/2023	14,877
28,195	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	9,304
16,301	Pure Acquisition Corp., Strike Price 11.50, Expires 04/17/2023	16,073
37,631	Tiberius Acquisition Corp., Strike Price 11.50, Expires 04/10/2023	42,899
19,178	Trident Acquisitions Corp., Strike Price 11.50, Expires 06/14/2021	1,918
18,162	VectoIQ Acquisition Corp., Strike Price 11.50, Expires 06/12/2023	10,716

TOTAL WARRANTS
(Cost $215,915)		216,808

SHORT-TERM INVESTMENTS - 7.28%
Money Market Fund - 7.28%
7,693,019	State Street Institutional Trust (7 Day Yield 1.54%)	7,693,019

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,693,019)		7,693,019

TOTAL INVESTMENTS - 100.52%
(Cost $97,255,042)		106,161,926
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52)%		(545,991)
NET ASSETS - 100.00%		$105,615,935

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 23.60%
483,297	Advent Convertible and Income	$7,515,268
665,306	AllianceBernstein Global High Income Fund, Inc.	8,070,162
135,549	AllianceBernstein National Municipal Income Fund, Inc.	1,894,975
534,193	Ares Dynamic Credit Allocation Fund, Inc.	8,199,862
2,581,302	BlackRock Credit Allocation Income Trust	36,086,602
1,459,258	BlackRock Debt Strategies Fund, Inc.	16,343,690
105,909	BlackRock Floating Rate Income Trust	1,363,049
319,462	BlackRock Multi-Sector Income Trust	5,162,506
86,189	BlackRock MuniHoldings California Quality Fund, Inc.	1,205,784
181,484	BlackRock MuniYield California Quality Fund, Inc.	2,578,888
19,367	BlackRock MuniYield New York Quality Fund, Inc.	253,514
215,595	BlackRock MuniYield Quality Fund III, Inc.	2,910,532
822,034	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	10,382,289
735,248	Eaton Vance Floating-Rate Income Trust	10,087,603
2,735,743	Eaton Vance Limited Duration Income Fund	36,248,595
641,239	Eaton Vance Senior Floating-Rate Trust	8,688,788
1,041,304	Eaton Vance Senior Income Trust	6,674,759
652,809	First Trust High Income Long/Short Fund	10,281,742
835,317	Highland Income Fund	10,382,990
1,365,178	Invesco Dynamic Credit Opportunities Fund	15,494,770
1,765,145	Invesco Senior Income Trust	7,572,472
234,044	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,265,546
91,639	Neuberger Berman High Yield Strategies Fund, Inc.	1,131,742
1,595,294	Nuveen AMT-Free Quality Municipal Income Fund	22,940,328
1,790,170	Nuveen Credit Strategies Income Fund	13,730,604
344,762	Nuveen Floating Rate Income Opportunity Fund	3,444,172
588,778	Nuveen Global High Income Fund	9,644,184
2,390,400	Nuveen Quality Municipal Income Fund	34,899,840
922,310	PGIM Global High Yield Fund, Inc.	13,853,096
680,214	PGIM High Yield Bond Fund, Inc.	10,475,296
394,464	Putnam Municipal Opportunities Trust	5,187,202
3,387,061	Templeton Global Income Fund	20,762,684
2,865,792	Voya Prime Rate Trust	14,357,618
2,457,294	Western Asset Emerging Markets Debt Fund, Inc.	35,065,585
1,677,258	Western Asset Global High Income Fund, Inc.	16,806,125
7,721,929	Western Asset High Income Opportunity Fund, Inc.	39,150,180
3,156,612	Western Asset Inflation-Linked Opportunities & Income Fund	36,427,302

TOTAL CLOSED-END FUNDS
(Cost $470,326,268)		487,540,344

BUSINESS DEVELOPMENT COMPANIES - 0.22%
450,876	Barings BDC, Inc.	4,635,005

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,517,237)		4,635,005

COMMON STOCKS - 0.00%(a)
12,164	Frontera Energy Corp.	91,595

Shares/Description		Value
1,662	McDermott International, Inc.(b)	$1,125

TOTAL COMMON STOCKS
(Cost $1,089,240)		92,720

OPEN-END FUNDS - 1.49%
3,215,543	RiverNorth/Oaktree High Income Fund, Class I(c)	30,774,681

TOTAL OPEN-END FUNDS
(Cost $31,378,242)		30,774,681

PREFERRED STOCKS - 1.81%
333,994	Allianzgi Convertible & Income Fund, Series A, 5.625%(d)	8,794,062
150,000	GDL Fund, Series C, 4.000%, 03/26/2025(e)	7,681,500
315,636	Hercules Capital, Inc., 5.250%, 04/30/2025	8,145,618
176,329	Kayne Anderson MLP/Midstream Investment Co., Series F, 3.500%, 04/15/2020	4,427,621
156,840	New Mountain Finance Corp., 5.750%, 10/01/2023	4,137,189
165,169	PennantPark Investment Corp., 5.500%, 10/15/2024(b)	4,239,888

TOTAL PREFERRED STOCKS
(Cost $36,031,143)		37,425,878

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.95%
United States - 0.95%
34,855	MVC Capital, Inc.	6.25%	11/30/2022	877,649
195,082	Portman Ridge Finance Corp.	6.13%	09/30/2022	4,918,993
115,013	THL Credit, Inc.	6.75%	12/30/2022	2,909,829
189,913	THL Credit, Inc.	6.13%	10/30/2023	4,983,317
237,249	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	6,027,192
				19,716,980
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $19,249,774)				19,716,980

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.76%
Argentina - 0.17%
$750,000	Banco Macro SA(e)(f)	6.75%	11/04/2026	609,636
650,000	Cia General de Combustibles SA(f)	9.50%	11/07/2021	544,635
150,000	Pampa Energia SA(g)	9.13%	04/15/2029	129,802
500,000	Pampa Energia SA(f)	7.50%	01/24/2027	427,765
150,000	Pampa Energia SA(f)	9.13%	04/15/2029	129,802
885,583	Stoneway Capital Corp.(f)	10.00%	03/01/2027	562,984
300,000	Telecom Argentina SA(g)	8.00%	07/18/2026	288,940
100,000	YPF SA(g)	8.50%	06/27/2029	91,285
700,000	YPF SA(f)	8.50%	07/28/2025	660,047
200,000	YPF SA(f)	6.95%	07/21/2027	178,570
				3,623,466
Australia - 0.21%
1,000,000	APT Pipelines, Ltd.(g)	4.25%	07/15/2027	1,074,800
650,000	Commonwealth Bank of Australia(g)	4.32%	01/10/2048	703,645
110,000	Macquarie Group, Ltd.(e)(g)	3M US L + 1.02%	11/28/2023	112,594
705,000	Macquarie Group, Ltd.(e)(g)	3M US L + 1.33%	03/27/2024	740,832
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	516,874

Principal Amount/Description		Rate	Maturity	Value
$500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.63%	04/28/2026	$523,957
710,000	Westpac Banking Corp.(e)	3M US L + 0.72%	05/15/2023	715,180
				4,387,882
Austria - 0.07%
200,000	JBS Investments II GmbH(g)	7.00%	01/15/2026	217,930
500,000	JBS Investments II GmbH(g)	5.75%	01/15/2028	528,175
600,000	Klabin Austria GmbH(f)	7.00%	04/03/2049	657,300
				1,403,405
Brazil - 0.14%
1,450,000	Banco do Brasil SA(d)(e)(f)	6.25%	Perpetual Maturity	1,473,940
1,050,000	CSN Islands XII Corp.(d)(f)	7.00%	Perpetual Maturity	968,305
300,000	CSN Resources SA(g)	7.63%	04/17/2026	320,053
200,000	Nexa Resources SA(f)	5.38%	05/04/2027	214,372
				2,976,670
British Virgin Islands - 0.09%
300,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	297,000
100,000	C5 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.28%	Perpetual Maturity	98,000
800,000	Radiant Access, Ltd.(d)	4.60%	Perpetual Maturity	799,445
600,000	Sinopec Capital 2013, Ltd.(f)	3.13%	04/24/2023	611,255
				1,805,700
Canada - 0.33%
205,000	1011778 BC ULC / New Red Finance, Inc.(g)	5.00%	10/15/2025	212,090
525,000	Bank of Montreal(e)	3.80%	12/15/2032	548,021
490,000	Bank of Nova Scotia	3.40%	02/11/2024	513,360
140,000	Bombardier, Inc.(g)	6.00%	10/15/2022	140,308
1,500,000	Canacol Energy, Ltd.(f)	7.25%	05/03/2025	1,585,388
310,000	Cenovus Energy, Inc.	5.40%	06/15/2047	361,742
165,000	Garda World Security Corp.(g)	8.75%	05/15/2025	172,011
185,000	GFL Environmental, Inc.(g)	5.13%	12/15/2026	194,968
120,000	GFL Environmental, Inc.(g)	8.50%	05/01/2027	132,222
600,000	Gran Tierra Energy, Inc.(g)	7.75%	05/23/2027	562,714
105,000	Kronos Acquisition Holdings, Inc.(g)	9.00%	08/15/2023	100,581
85,000	MEG Energy Corp.(g)	7.00%	03/31/2024	85,708
740,000	Nutrien, Ltd.	4.20%	04/01/2029	815,675
145,000	Parkland Fuel Corp.(g)	5.88%	07/15/2027	155,418
55,000	Telesat Canada / Telesat LLC(g)	6.50%	10/15/2027	57,439
280,000	Tervita Corp.(g)	7.63%	12/01/2021	282,380
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	832,732
				6,752,757
Cayman Islands - 0.43%
200,000	Banco Bradesco SA(f)	5.75%	03/01/2022	211,264
910,000	Banco BTG Pactual SA(e)(g)	7.75%	02/15/2029	965,155
600,000	Banco BTG Pactual SA(e)(f)	7.75%	02/15/2029	636,366
200,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(g)	7.50%	Perpetual Maturity	213,752
1,650,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Perpetual Maturity	1,766,383
200,000	Banco Safra SA(f)	4.13%	02/08/2023	205,585
1,000,000	CK Hutchison Capital Securities 17, Ltd.(d)(e)(f)	4.00%	Perpetual Maturity	1,009,494

Principal Amount/Description		Rate	Maturity	Value
$200,000	Comunicaciones Celulares SA Via Comcel Trust(f)	6.88%	02/06/2024	$205,419
200,000	Global Aircraft Leasing Co., Ltd.(g)(h)	6.50% (7.25%)	09/15/2024	209,190
624,000	Gran Tierra Energy International Holdings, Ltd.(f)	6.25%	02/15/2025	563,628
200,000	Grupo Aval, Ltd.(f)	4.75%	09/26/2022	209,064
879,868	Interoceanica IV Finance, Ltd.(f)(i)	0.00%	11/30/2025	809,479
200,000	Latam Finance, Ltd.(g)	7.00%	03/01/2026	216,869
200,000	Latam Finance, Ltd.(f)	6.88%	04/11/2024	211,719
900,000	Latam Finance, Ltd.(f)	7.00%	03/01/2026	975,911
166,828	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	193,580
71,200	Transocean Guardian, Ltd.(g)	5.88%	01/15/2024	72,979
210,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	223,088
				8,898,925
Chile - 0.44%
600,000	AES Gener SA(e)(g)	7.13%	03/26/2079	630,775
600,000	AES Gener SA(e)(g)	6.35%	10/07/2079	615,900
200,000	AES Gener SA(e)(f)	7.13%	03/26/2079	210,258
300,000	AES Gener SA(e)(f)	6.35%	10/07/2079	307,950
200,000	Colbun SA(f)	3.95%	10/11/2027	208,627
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	1,024,600
330,400	Empresa Electrica Angamos SA(f)	4.88%	05/25/2029	340,962
700,000	Empresa Electrica Guacolda SA(f)	4.56%	04/30/2025	637,922
300,000	Empresa Nacional de Telecomunicaciones SA(f)	4.88%	10/30/2024	318,851
200,000	Engie Energia Chile SA(f)	4.50%	01/29/2025	212,454
1,400,000	Geopark, Ltd.(f)	6.50%	09/21/2024	1,463,595
650,000	GNL Quintero SA(f)	4.63%	07/31/2029	691,670
200,000	Inversiones CMPC SA(f)	4.75%	09/15/2024	212,468
200,000	Sociedad Quimica y Minera de Chile SA(f)	4.38%	01/28/2025	210,383
750,000	Transelec SA(f)	3.88%	01/12/2029	769,956
200,000	VTR Finance BV(g)	6.88%	01/15/2024	204,917
1,000,000	VTR Finance BV(f)	6.88%	01/15/2024	1,024,585
				9,085,873
China - 0.01%
200,000	Agile Group Holdings, Ltd.(d)(e)	6.88%	Perpetual Maturity	200,070

Colombia - 0.14%
300,000	Banco Bilbao Vizcaya Argentaria Colombia SA(f)	4.88%	04/21/2025	321,503
200,000	Banco de Bogota SA(f)	5.38%	02/19/2023	211,917
600,000	Bancolombia SA(e)	4.63%	12/18/2029	609,750
100,000	Ecopetrol SA	5.88%	09/18/2023	110,938
200,000	Fideicomiso PA Pacifico Tres(f)	8.25%	01/15/2035	231,250
150,000	Gilex Holding Sarl(g)	8.50%	05/02/2023	161,502
750,000	Gilex Holding Sarl(f)	8.50%	05/02/2023	807,506
200,000	SURA Asset Management SA(f)	4.88%	04/17/2024	215,585
200,000	Tecnoglass, Inc.(f)	8.20%	01/31/2022	216,962
				2,886,913
Dominican Republic - 0.05%
600,000	Aeropuertos Dominicanos Siglo XXI SA(f)	6.75%	03/30/2029	664,714

Principal Amount/Description		Rate	Maturity	Value
$300,000	Banco de Reservas de la Republica Dominicana(g)	7.00%	02/01/2023	$316,503
				981,217
France - 0.04%
725,000	BNP Paribas SA(g)	3.38%	01/09/2025	752,793

Great Britain - 0.35%
710,000	Anglo American Capital PLC(g)	4.50%	03/15/2028	760,684
500,000	AstraZeneca PLC	6.45%	09/15/2037	706,700
790,000	Barclays PLC(e)	3M US L + 1.38%	05/16/2024	799,430
760,000	Credit Agricole SA/London(g)	3.75%	04/24/2023	795,007
1,230,000	HSBC Holdings PLC(e)	3M US L + 1.38%	09/12/2026	1,246,395
350,000	Imperial Brands Finance PLC(g)	3.50%	07/26/2026	352,174
730,000	Lloyds Banking Group PLC(e)	3M US L + 1.21%	11/07/2028	762,317
200,000	MARB BondCo PLC(f)	7.00%	03/15/2024	208,917
500,000	MARB BondCo PLC(f)	6.88%	01/19/2025	531,857
455,000	Royal Bank of Scotland Group PLC(e)	3M US L + 1.48%	05/15/2023	466,114
450,000	Vedanta Resources Finance II PLC(g)	9.25%	04/23/2026	447,676
200,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	198,967
				7,276,238
Guatemala - 0.04%
200,000	Energuate Trust(g)	5.88%	05/03/2027	207,069
600,000	Energuate Trust(f)	5.88%	05/03/2027	621,209
				828,278
Hong Kong - 0.04%
600,000	CNOOC Finance 2013, Ltd.	3.00%	05/09/2023	610,623
200,000	RKP Overseas Finance, Ltd.(d)	7.95%	Perpetual Maturity	192,547
				803,170
India - 0.11%
400,000	Adani Ports & Special Economic Zone, Ltd.(f)	3.95%	01/19/2022	409,944
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	217,543
950,000	Network i2i, Ltd.(d)(e)(g)	5.65%	Perpetual Maturity	940,025
800,000	Vedanta Resources, Ltd.(f)	6.13%	08/09/2024	730,491
				2,298,003
Indonesia - 0.17%
1,000,000	Pertamina Persero PT(f)	4.88%	05/03/2022	1,055,384
1,000,000	Perusahaan Listrik Negara PT(f)	5.50%	11/22/2021	1,060,400
1,334,000	Star Energy Geothermal Wayang Windu, Ltd.(f)	6.75%	04/24/2033	1,414,657
				3,530,441
Ireland - 0.19%
760,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	783,362
205,000	Avolon Holdings Funding, Ltd.(g)	5.25%	05/15/2024	224,371
490,000	Avolon Holdings Funding, Ltd.(g)	3.95%	07/01/2024	511,242
200,000	C&W Senior Financing DAC(g)	7.50%	10/15/2026	217,036
1,400,000	C&W Senior Financing DAC(f)	6.88%	09/15/2027	1,500,314
715,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	728,528
				3,964,853
Isle Of Man - 0.04%
800,000	Gohl Capital, Ltd.	4.25%	01/24/2027	840,147

Principal Amount/Description		Rate	Maturity	Value
Israel - 0.07%
$100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.08%	12/30/2023	$104,337
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.41%	12/30/2025	105,487
1,100,000	Israel Electric Corp., Ltd.(g)	5.00%	11/12/2024	1,211,886
				1,421,710
Jamaica - 0.00%(a)
608,591	Digicel Group Two, Ltd.(g)(h)	7.13% (2.00%)	04/01/2024	94,645

Japan - 0.09%
805,000	Mitsubishi UFJ Financial Group, Inc.(e)	3M US L + 0.74%	03/02/2023	807,542
1,100,000	Sumitomo Mitsui Financial Group, Inc.(e)	3M US L + 0.74%	01/17/2023	1,105,779
				1,913,321
Luxembourg - 0.19%
1,200,000	JSL Europe SA(f)	7.75%	07/26/2024	1,296,714
200,000	Millicom International Cellular SA(g)	6.63%	10/15/2026	221,830
450,000	Millicom International Cellular SA(g)	6.25%	03/25/2029	497,178
550,000	Millicom International Cellular SA(f)	6.25%	03/25/2029	607,662
200,000	Minerva Luxembourg SA(f)	6.50%	09/20/2026	213,321
1,050,000	Minerva Luxembourg SA(f)	5.88%	01/19/2028	1,104,453
				3,941,158
Malaysia - 0.04%
200,000	CIMB Bank Bhd(e)	3M US L + 0.78%	10/09/2024	200,557
600,000	Malayan Banking Bhd(e)	3.91%	10/29/2026	610,626
				811,183
Mauritius - 0.02%
400,000	UPL Corp., Ltd.(f)	3.25%	10/13/2021	401,742

Mexico - 0.44%
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(e)(g)	5.95%	10/01/2028	214,821
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(e)	8.50%	Perpetual Maturity	530,468
1,450,000	BBVA Bancomer SA(e)(f)	5.13%	01/18/2033	1,466,363
650,000	Braskem Idesa SAPI(g)	7.45%	11/15/2029	693,719
200,000	Cemex SAB de CV(f)	7.75%	04/16/2026	217,870
1,453,500	Cometa Energia SA de CV(f)	6.38%	04/24/2035	1,585,674
1,200,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	1,265,634
800,000	Docuformas SAPI de CV(g)	10.25%	07/24/2024	813,340
306,136	Fermaca Enterprises S RL	6.38%	03/30/2038	333,978
600,000	Financiera Independencia SAB de CV SOFOM ENR(f)	8.00%	07/19/2024	561,255
200,000	Grupo Bimbo SAB de CV(d)(e)(f)	5.95%	Perpetual Maturity	212,520
1,400,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	1,290,702
				9,186,344
Netherlands - 0.22%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(g)	7.95%	05/11/2026	425,643

Principal Amount/Description		Rate	Maturity	Value
$345,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(f)	7.95%	05/11/2026	$367,117
200,000	Metinvest BV(f)	7.75%	10/17/2029	205,201
600,000	Minejesa Capital BV(f)	4.63%	08/10/2030	622,464
335,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(g)	3.88%	06/18/2026	355,475
600,000	Petrobras Global Finance BV	5.75%	02/01/2029	677,850
950,000	Petrobras Global Finance BV	6.90%	03/19/2049	1,116,036
200,000	Syngenta Finance NV	4.38%	03/28/2042	177,956
600,000	Syngenta Finance NV(f)	5.68%	04/24/2048	624,913
				4,572,655
New Zealand - 0.03%
645,000	Bank of New Zealand(g)	3.50%	02/20/2024	674,177

Panama - 0.07%
200,000	Aeropuerto Internacional de Tocumen SA(f)	5.63%	05/18/2036	236,252
200,000	Cable Onda SA(g)	4.50%	01/30/2030	210,970
400,000	Empresa de Transmision Electrica SA(g)	5.13%	05/02/2049	456,378
300,000	Global Bank Corp.(e)(g)	3M US L + 3.30%	04/16/2029	322,875
200,000	Global Bank Corp.(f)	4.50%	10/20/2021	206,482
				1,432,957
Paraguay - 0.02%
400,000	Telefonica Celular del Paraguay SA(g)	5.88%	04/15/2027	428,639

Peru - 0.08%
100,000	Banco BBVA Peru SA(f)	5.00%	08/26/2022	106,282
500,000	Banco Internacional del Peru SAA Interbank(f)	3.38%	01/18/2023	505,833
400,000	Inkia Energy, Ltd.(f)	5.88%	11/09/2027	417,744
200,000	Nexa Resources Peru SAA(f)	4.63%	03/28/2023	207,835
200,000	Orazul Energy Egenor SCA(f)	5.63%	04/28/2027	206,320
130,000	Scotiabank Peru SAA(e)(f)	3M US L + 3.856%	12/13/2027	134,596
				1,578,610
Philippines - 0.05%
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	606,076
400,000	Union Bank of the Philippines	3.37%	11/29/2022	409,826
				1,015,902
Singapore - 0.21%
715,000	BOC Aviation, Ltd.(e)(g)	3M US L + 1.13%	09/26/2023	719,672
1,200,000	DBS Group Holdings, Ltd.(d)(e)	3.60%	Perpetual Maturity	1,211,304
197,640	LLPL Capital Pte, Ltd.(g)	6.88%	02/04/2039	230,475
600,000	Medco Oak Tree Pte, Ltd.(f)	7.38%	05/14/2026	612,353
400,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	410,319
400,000	Oversea-Chinese Banking Corp., Ltd.(f)	4.25%	06/19/2024	425,838
750,000	United Overseas Bank, Ltd.(d)(e)	3.88%	Perpetual Maturity	764,855
				4,374,816
South Korea - 0.03%
550,000	Korea Expressway Corp.(e)(g)	3M US L + 0.70%	04/20/2020	550,465

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.10%
$800,000	AI Candelaria Spain SLU(g)	7.50%	12/15/2028	$899,278
250,000	AI Candelaria Spain SLU(f)	7.50%	12/15/2028	281,025
800,000	Banco Santander SA(e)	3M US L + 1.09%	02/23/2023	805,543
				1,985,846
Switzerland - 0.04%
750,000	Credit Suisse Group AG(e)(g)	3M US L + 1.24%	06/12/2024	759,363

TOTAL FOREIGN CORPORATE BONDS
(Cost $94,695,453)				98,440,334

U.S. CORPORATE BONDS - 4.70%
Advertising - 0.04%
645,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	790,488

Aerospace/Defense - 0.06%
590,000	Lockheed Martin Corp.	4.70%	05/15/2046	752,146
220,000	TransDigm, Inc.(g)	6.25%	03/15/2026	238,586
75,000	TransDigm, Inc.	6.38%	06/15/2026	79,684
135,000	TransDigm, Inc.(g)	5.50%	11/15/2027	136,766
				1,207,182
Agriculture - 0.09%
645,000	Altria Group, Inc.	4.80%	02/14/2029	718,601
1,120,000	BAT Capital Corp.	3.46%	09/06/2029	1,133,709
				1,852,310
Airlines - 0.04%
740,000	Delta Air Lines, Inc.	3.80%	04/19/2023	767,962

Auto Manufacturers - 0.11%
150,000	Ford Motor Co.	7.45%	07/16/2031	178,076
185,000	General Motors Co.(e)	3M US L + 0.80%	08/07/2020	185,290
865,000	General Motors Financial Co., Inc.(e)	3M US L + 0.99%	01/05/2023	860,359
955,000	Volkswagen Group of America Finance LLC(g)	4.25%	11/13/2023	1,017,609
				2,241,334
Auto Parts & Equipment - 0.01%
160,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc.(g)	6.25%	05/15/2026	172,700

Banks - 0.22%
655,000	Bank of America Corp.(e)	3M US L + 1.21%	02/07/2030	720,096
300,000	BBVA Bancomer SA(e)(f)	5.40%	11/12/2029	303,857
1,080,000	Citigroup, Inc.(e)	3M US L + 1.10%	05/17/2024	1,094,869
890,000	Goldman Sachs Group, Inc.(e)	3M US L + 1.17%	05/15/2026	899,875
750,000	Morgan Stanley(e)	3M US L + 1.34%	07/22/2028	797,151
320,000	Wells Fargo & Co.(e)	3M US L + 1.17%	06/17/2027	331,983
345,000	Wells Fargo & Co.(e)	3M US L + 1.17%	10/30/2030	347,315
				4,495,146
Beverages - 0.06%
140,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/2046	165,825
550,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	626,783
175,000	Constellation Brands, Inc.	3.15%	08/01/2029	177,111
210,000	Cott Holdings, Inc.(g)	5.50%	04/01/2025	219,888
				1,189,607
Building Materials - 0.03%
183,000	Builders FirstSource, Inc.(g)	5.63%	09/01/2024	190,701

Principal Amount/Description		Rate	Maturity	Value
$375,000	Owens Corning	4.40%	01/30/2048	$362,989
				553,690
Chemicals - 0.04%
660,000	DuPont de Nemours, Inc.	5.42%	11/15/2048	815,895

Coal - 0.02%
180,000	Peabody Energy Corp.(g)	6.00%	03/31/2022	175,950
180,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	173,549
				349,499
Commercial Services - 0.06%
195,000	MPH Acquisition Holdings LLC(g)	7.13%	06/01/2024	189,148
270,000	Refinitiv US Holdings, Inc.(g)	6.25%	05/15/2026	295,137
165,000	United Rentals North America, Inc.	6.50%	12/15/2026	181,651
160,000	United Rentals North America, Inc.	5.25%	01/15/2030	172,504
307,000	Verscend Escrow Corp.(g)	9.75%	08/15/2026	336,556
				1,174,996
Containers and Packaging - 0.02%
355,000	Packaging Corp. of America	3.40%	12/15/2027	371,563

Distribution/Wholesale - 0.01%
160,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	171,404

Diversified Financial Services - 0.27%
813,000	Air Lease Corp.	3.75%	02/01/2022	837,164
180,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	193,783
100,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	107,059
760,000	American Express Co.	2.50%	08/01/2022	768,948
220,000	Capital One Financial Corp.(e)	3M US L + 0.72%	01/30/2023	220,353
690,000	Charles Schwab Corp.	3.55%	02/01/2024	727,901
855,000	Discover Financial Services	4.10%	02/09/2027	921,076
140,000	Nationstar Mortgage Holdings, Inc.(g)	8.13%	07/15/2023	148,485
275,000	NFP Corp.(g)	6.88%	07/15/2025	276,372
165,000	Springleaf Finance Corp.	6.63%	01/15/2028	186,557
75,000	Springleaf Finance Corp.	5.38%	11/15/2029	78,424
745,000	Synchrony Financial	3.95%	12/01/2027	782,799
265,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(g)	6.75%	06/01/2025	274,272
				5,523,193
Electric - 0.36%
240,000	Calpine Corp.(g)	5.25%	06/01/2026	250,457
85,000	Calpine Corp.(g)	4.50%	02/15/2028	85,860
155,000	Calpine Corp.(g)	5.13%	03/15/2028	158,596
55,000	Duke Energy Corp.	3.75%	09/01/2046	56,811
485,000	Duke Energy Corp.	3.95%	08/15/2047	512,961
535,000	Duke Energy Progress LLC	4.15%	12/01/2044	603,868
315,000	General Electric Co.	5.88%	01/14/2038	381,666
715,000	Georgia Power Co.	2.20%	09/15/2024	715,225
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,134,517
275,000	Monongahela Power Co.(g)	5.40%	12/15/2043	355,262
375,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	398,316
705,000	Oncor Electric Delivery Co. LLC	3.10%	09/15/2049	698,960
590,000	PSEG Power LLC	3.85%	06/01/2023	619,203
335,000	Southern California Edison Co.	4.00%	04/01/2047	352,189

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	$1,069,393
				7,393,284
Electronics - 0.02%
390,000	Arrow Electronics, Inc.	3.88%	01/12/2028	399,492

Engineering & Construction - 0.03%
215,000	AECOM	5.13%	03/15/2027	231,737
400,000	SBA Tower Trust(g)	3.17%	04/11/2022	404,309
				636,046
Entertainment - 0.04%
150,000	Cedar Fair LP(g)	5.25%	07/15/2029	161,902
160,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	168,734
210,000	Lions Gate Capital Holdings LLC(g)	6.38%	02/01/2024	219,977
220,000	Live Nation Entertainment, Inc.(g)	4.75%	10/15/2027	228,107
95,000	Scientific Games International, Inc.(g)	7.25%	11/15/2029	103,488
				882,208
Environmental Control - 0.04%
130,000	Clean Harbors, Inc.(g)	4.88%	07/15/2027	137,066
685,000	Waste Management, Inc.	4.00%	07/15/2039	767,017
				904,083
Food - 0.21%
135,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	4.63%	01/15/2027	135,088
145,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	5.88%	02/15/2028	154,331
245,000	Aramark Services, Inc.(g)	5.00%	04/01/2025	256,023
215,000	B&G Foods, Inc.	5.25%	04/01/2025	221,539
120,000	B&G Foods, Inc.	5.25%	09/15/2027	121,350
40,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	5.88%	07/15/2024	41,210
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	5.75%	06/15/2025	25,948
230,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	6.75%	02/15/2028	254,578
150,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	6.50%	04/15/2029	166,969
675,000	Kroger Co.	3.40%	04/15/2022	694,098
850,000	NBM US Holdings, Inc.(g)	7.00%	05/14/2026	922,575
55,000	Pilgrim's Pride Corp.(g)	5.75%	03/15/2025	56,964
210,000	Pilgrim's Pride Corp.(g)	5.88%	09/30/2027	227,451
235,000	Post Holdings, Inc.(g)	5.50%	03/01/2025	246,652
80,000	Post Holdings, Inc.(g)	5.50%	12/15/2029	85,452
734,000	Smithfield Foods, Inc.(g)	4.25%	02/01/2027	755,391
				4,365,619
Hand/Machine Tools - 0.01%
90,000	Colfax Corp.(g)	6.00%	02/15/2024	95,813
200,000	Colfax Corp.(g)	6.38%	02/15/2026	218,250
				314,063
Healthcare-Products - 0.01%
160,000	Avantor, Inc.(g)	9.00%	10/01/2025	179,138

Healthcare-Services - 0.11%
360,000	Anthem, Inc.	2.38%	01/15/2025	360,583
70,000	Centene Corp.(g)	4.25%	12/15/2027	72,142
165,000	Centene Corp.(g)	4.63%	12/15/2029	174,190
135,000	Eagle Holding Co. II LLC(g)(h)	7.75% (8.50%)	05/15/2022	137,317
145,000	HCA, Inc.	5.38%	09/01/2026	161,860

Principal Amount/Description		Rate	Maturity	Value
$350,000	HCA, Inc.	4.13%	06/15/2029	$371,582
405,000	Select Medical Corp.(g)	6.25%	08/15/2026	439,164
200,000	Tenet Healthcare Corp.(g)	5.13%	11/01/2027	211,500
210,000	WellCare Health Plans, Inc.(g)	5.38%	08/15/2026	224,039
85,000	West Street Merger Sub, Inc.(g)	6.38%	09/01/2025	84,999
				2,237,376
Home Furnishings - 0.02%
312,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	329,347

Insurance - 0.20%
90,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	96,552
715,000	Athene Global Funding(g)	3.00%	07/01/2022	727,399
785,000	AXA Equitable Holdings, Inc.	3.90%	04/20/2023	822,624
125,000	GTCR AP Finance, Inc.(g)	8.00%	05/15/2027	130,356
1,190,000	Liberty Mutual Group, Inc.(g)	3.95%	10/15/2050	1,238,049
340,000	Prudential Financial, Inc.	3.91%	12/07/2047	365,512
685,000	Willis North America, Inc.	4.50%	09/15/2028	755,007
				4,135,499
Internet - 0.03%
350,000	Expedia Group, Inc.	3.80%	02/15/2028	356,970
235,000	Netflix, Inc.(g)	4.88%	06/15/2030	239,107
125,000	Uber Technologies, Inc.(g)	7.50%	09/15/2027	128,558
				724,635
Investment Companies - 0.51%
5,000,000	Business Development Corp. of America(g)	5.38%	05/30/2023	5,065,080
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	5,175,248
230,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25%	05/15/2026	245,381
125,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.(g)	5.25%	05/15/2027	128,141
				10,613,850
Leisure Time - 0.04%
400,000	Royal Caribbean Cruises, Ltd.	3.70%	03/15/2028	411,473
325,000	Viking Cruises, Ltd.(g)	5.88%	09/15/2027	347,945
				759,418
Machinery-Diversified - 0.02%
390,000	John Deere Capital Corp.	3.45%	01/10/2024	410,944

Manufactured Goods - 0.00%(a)
105,000	Gates Global LLC / Gates Global Co.(g)	6.25%	01/15/2026	107,000

Media - 0.20%
300,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.75%	02/15/2026	317,061
155,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	158,391
105,000	Cengage Learning, Inc.(g)	9.50%	06/15/2024	91,131
735,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	809,646
165,000	Clear Channel Worldwide Holdings, Inc.(g)	5.13%	08/15/2027	172,120
695,000	Comcast Corp.	3.95%	10/15/2025	758,505
390,000	CSC Holdings LLC	5.25%	06/01/2024	421,038
180,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(g)	5.38%	08/15/2026	182,417
100,000	DISH DBS Corp.	5.88%	11/15/2024	102,396

Principal Amount/Description		Rate	Maturity	Value
$265,000	Gray Television, Inc.(g)	7.00%	05/15/2027	$294,971
55,000	iHeartCommunications, Inc.	6.38%	05/01/2026	59,778
35,000	iHeartCommunications, Inc.	8.38%	05/01/2027	38,740
125,000	iHeartCommunications, Inc.(g)	5.25%	08/15/2027	131,019
95,000	iHeartCommunications, Inc.(g)	4.75%	01/15/2028	97,551
90,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	95,009
255,000	Sirius XM Radio, Inc.(g)	5.38%	07/15/2026	271,502
115,000	Sirius XM Radio, Inc.(g)	5.50%	07/01/2029	124,555
				4,125,830
Mining - 0.08%
450,000	Freeport-McMoRan, Inc.	5.40%	11/14/2034	472,420
1,200,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	1,245,120
				1,717,540
Oil & Gas - 0.22%
625,000	Brooklyn Union Gas Co.(g)	4.49%	03/04/2049	717,646
715,000	CNOOC Finance 2015 USA, LLC	3.75%	05/02/2023	744,287
400,000	CNOOC Finance 2015 USA, LLC	3.50%	05/05/2025	418,342
200,000	CNPC General Capital, Ltd.(f)	3.40%	04/16/2023	205,665
170,000	Diamondback Energy, Inc.	2.88%	12/01/2024	171,940
205,000	Gulfport Energy Corp.	6.38%	05/15/2025	130,773
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	6.25%	11/01/2028	133,399
65,000	Indigo Natural Resources LLC(g)	6.88%	02/15/2026	61,264
630,000	Marathon Petroleum Corp.	5.13%	12/15/2026	713,512
170,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	164,050
145,000	Parsley Energy LLC / Parsley Finance Corp.(g)	5.63%	10/15/2027	153,606
140,000	QEP Resources, Inc.	5.63%	03/01/2026	136,888
130,000	Sunoco LP / Sunoco Finance Corp.	5.50%	02/15/2026	135,245
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	117,680
110,000	Transocean, Inc.(g)	7.25%	11/01/2025	108,074
345,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	359,990
				4,472,361
Packaging & Containers - 0.06%
215,000	Berry Global, Inc.(g)	5.63%	07/15/2027	231,131
185,000	Flex Acquisition Co., Inc.(g)	6.88%	01/15/2025	186,848
776,000	WRKCo, Inc.	3.75%	03/15/2025	819,554
				1,237,533
Pharmaceuticals - 0.22%
700,000	AbbVie, Inc.	4.70%	05/14/2045	784,541
60,000	Bausch Health Cos., Inc.(g)	5.75%	08/15/2027	65,211
155,000	Bausch Health Cos., Inc.(g)	7.00%	01/15/2028	170,787
125,000	Bausch Health Cos., Inc.(g)	5.00%	01/30/2028	128,611
155,000	Bausch Health Cos., Inc.(g)	7.25%	05/30/2029	177,374
125,000	Bausch Health Cos., Inc.(g)	5.25%	01/30/2030	129,938
1,110,000	Becton Dickinson and Co.	2.89%	06/06/2022	1,128,314
620,000	Bristol-Myers Squibb Co.(g)	4.35%	11/15/2047	739,425
355,000	Cigna Corp.(e)	3M US L + 0.89%	07/15/2023	357,130
340,000	Cigna Corp.	4.90%	12/15/2048	406,542
330,000	CVS Health Corp.	5.05%	03/25/2048	390,510
125,000	Valeant Pharmaceuticals International, Inc.(g)	7.00%	03/15/2024	130,261
				4,608,644

Principal Amount/Description		Rate	Maturity	Value
Pipelines - 0.19%
$73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(g)	5.75%	03/01/2027	$64,379
265,000	Cheniere Energy Partners LP	5.25%	10/01/2025	276,814
130,000	Cheniere Energy Partners LP	5.63%	10/01/2026	137,718
435,000	Enable Midstream Partners LP	4.40%	03/15/2027	434,350
675,000	Energy Transfer Operating LP	4.75%	01/15/2026	730,792
180,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	182,475
598,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	791,621
180,000	ONEOK, Inc.	3.40%	09/01/2029	183,010
735,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	808,856
345,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(g)	5.50%	03/01/2030	354,919
				3,964,934
REITS - 0.43%
555,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	591,258
1,000,000	American Tower Corp.	3.38%	10/15/2026	1,039,527
705,000	American Tower Corp.	3.60%	01/15/2028	740,578
685,000	Boston Properties LP	3.40%	06/21/2029	715,623
800,000	Crown Castle International Corp.	3.70%	06/15/2026	845,538
900,000	Crown Castle International Corp.	3.65%	09/01/2027	952,160
1,000,000	Digital Realty Trust LP	3.70%	08/15/2027	1,059,398
313,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	324,216
345,000	Essex Portfolio LP	3.00%	01/15/2030	349,089
165,000	Iron Mountain, Inc.(g)	4.88%	09/15/2029	167,990
265,000	MPT Operating Partnership LP / MPT Finance Corp.	5.25%	08/01/2026	280,572
715,000	Public Storage	3.39%	05/01/2029	759,251
355,000	Simon Property Group LP	2.45%	09/13/2029	349,389
695,000	Welltower, Inc.	3.95%	09/01/2023	733,491
				8,908,080
Retail - 0.12%
235,000	Beacon Roofing Supply, Inc.(g)	4.88%	11/01/2025	236,665
105,000	Carvana Co.(g)	8.88%	10/01/2023	110,972
665,000	Dollar Tree, Inc.	4.00%	05/15/2025	711,314
235,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	243,810
335,000	Home Depot, Inc.	3.90%	06/15/2047	378,486
325,000	McDonald's Corp.	4.45%	03/01/2047	373,048
120,000	PetSmart, Inc.(g)	7.13%	03/15/2023	117,900
121,000	PetSmart, Inc.(g)	5.88%	06/01/2025	123,571
185,000	Staples, Inc.(g)	7.50%	04/15/2026	192,284
				2,488,050
Semiconductors - 0.03%
670,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	707,513

Software - 0.02%
70,000	CDK Global, Inc.(g)	5.25%	05/15/2029	75,162
155,000	Dun & Bradstreet Corp.(g)	6.88%	08/15/2026	171,372
190,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(g)	10.00%	11/30/2024	205,834
				452,368
Special Purpose Banks - 0.01%
160,000	Caesars Resort Collection LLC / CRC Finco, Inc.(g)	5.25%	10/15/2025	165,800

Principal Amount/Description		Rate	Maturity	Value
Telecommunications - 0.28%
$940,000	AT&T, Inc.	5.25%	03/01/2037	$1,122,275
160,000	CenturyLink, Inc.(g)	5.13%	12/15/2026	163,221
150,000	Cincinnati Bell, Inc.(g)	7.00%	07/15/2024	157,686
120,000	CommScope, Inc.(g)	5.50%	03/01/2024	125,350
30,000	CommScope, Inc.(g)	6.00%	03/01/2026	31,969
345,000	Corning, Inc.	4.38%	11/15/2057	355,012
155,000	Frontier Communications Corp.(g)	8.00%	04/01/2027	162,262
190,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(g)	9.88%	05/01/2024	201,083
100,000	GTT Communications, Inc.(g)	7.88%	12/31/2024	75,721
1,175,000	Intelsat Jackson Holdings SA(g)	8.50%	10/15/2024	1,072,675
260,000	Level 3 Financing, Inc.	5.38%	01/15/2024	264,983
180,000	Level 3 Financing, Inc.(g)	4.63%	09/15/2027	184,617
215,000	Sprint Capital Corp.	6.88%	11/15/2028	232,060
200,000	Sprint Corp.	7.13%	06/15/2024	216,167
315,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(g)	4.74%	03/20/2025	334,497
720,000	Verizon Communications, Inc.	4.40%	11/01/2034	834,271
305,000	Verizon Communications, Inc.	4.27%	01/15/2036	344,911
				5,878,760
Toys/Games/Hobbies - 0.04%
812,000	Hasbro, Inc.	3.50%	09/15/2027	805,748

Transportation - 0.05%
715,000	CSX Corp.	3.80%	11/01/2046	748,607
330,000	FedEx Corp.	4.75%	11/15/2045	347,077
				1,095,684
Trucking & Leasing - 0.02%
305,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(g)	4.20%	04/01/2027	327,005

TOTAL U.S. CORPORATE BONDS
(Cost $91,775,620)				97,024,821

CONVERTIBLE CORPORATE BONDS - 0.25%
5,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	5,262,139

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $5,021,718)				5,262,139

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.27%
400,000	Banco Nacional de Desenvolvimento Economico e Social(f)	4.75%	05/09/2024	425,670
200,000	Costa Rica Government International Bond(f)	10.00%	08/01/2020	207,577
800,000	Dominican Republic International Bond(g)	6.40%	06/05/2049	879,748
400,000	Export Import Bank of Thailand(e)	3M US L + 0.90%	11/20/2023	402,577
1,000,000	Indonesia Government International Bond(f)	3.75%	04/25/2022	1,033,970
200,000	Israel Government International Bond	2.88%	03/16/2026	209,339

Principal Amount/Description		Rate	Maturity	Value
$285,000	Mexico Government International Bond	4.15%	03/28/2027	$305,805
875,000	Mexico Government International Bond	3.75%	01/11/2028	910,656
400,000	Perusahaan Penerbit SBSN Indonesia III(g)	4.15%	03/29/2027	429,864
700,000	Philippine Government International Bond	4.20%	01/21/2024	755,751

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $5,369,186)				5,560,957

BANK LOANS - 1.31%(e)
Canada - 0.02%
415,000	Kronos Acquisition Intermediate, Inc., First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	05/15/2023	408,568

Ireland - 0.03%
525,000	ION Trading Technologies S.A.R.L., First Lien - 2018 Initial Dollar Term Loan(j)	3M US L + 4.00%, 1.00% Floor	11/21/2024	504,000

Jersey - 0.02%
479,370	Capri Acquisitions BidCo, Ltd., First Lien - Initial Dollar Term Loan	3M US L + 3.00%	11/01/2024	475,715

Luxembourg - 0.03%
578,550	Travelport Finance Luxembourg Sarl, First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	542,680

United Kingdom - 0.01%
250,000	Connect Finco SARL, First Lien - B Term Loan(j)	1M US L + 4.50%, 1.00% Floor	12/11/2026	251,855

United States - 1.20%
475,687	Acrisure LLC, First Lien - 2017-2 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	11/22/2023	477,768
460,000	Air Medical Group Holdings, Inc., First Lien - 2018 New Term Loan(j)	L + 4.25%, 1.00% Floor	03/14/2025	447,350
1,273,737	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	1,119,564
1,213,896	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	1,089,472
481,549	AssuredPartners, Inc., First Lien - 2017 September Refinancing Term Loan	1M US L + 3.50%	10/22/2024	483,776
287,825	Athenahealth, Inc., First Lien - B Term Loan	3M US L + 4.50%	02/11/2026	289,743
560,000	Avaya, Inc., First Lien - Tranche B Term Loan	1M US L + 4.25%	12/15/2024	551,180
49,201	Aventiv Technologies LLC, First Lien - Initial Term Loan	1M US L + 4.50%, 1.00% Floor	11/01/2024	36,868
295,000	BellRing Brands LLC, First Lien - B Term Loan	1M US L + 5.00%, 1.00% Floor	10/21/2024	298,873

Principal Amount/Description		Rate	Maturity	Value
$892,734	BI-LO LLC, First Lien - Initial Term Loan(j)	3M US L + 8.00%, 1.00% Floor	05/31/2024	$827,640
153,442	Blackhawk Network Holdings, Inc., First Lien Term Loan	1M US L + 3.00%	06/15/2025	153,730
1,024,691	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	982,514
493,112	CHG Healthcare Services, Inc., First Lien - 2017 New Term Loan	1M US L + 3.00%, 1.00% Floor	06/07/2023	497,118
489,693	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	11/29/2024	490,060
538,633	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	525,167
425,646	Equinox Holdings, Inc., First Lien - Incremental B-1 Term Loan	1M US L + 3.00%, 1.00% Floor	03/08/2024	428,002
470,443	Filtration Group Corp., First Lien - Initial Dollar Term Loan	1M US L + 3.00%	03/29/2025	472,993
700,000	Flex Acquisition Co., Inc., First Lien - Incremental B-2018 Term Loan(j)	L + 3.25%	06/29/2025	696,500
1,069,222	Forterra Finance LLC, First Lien - Replacement Term Loan	1M US L + 3.00%, 1.00% Floor	10/25/2023	1,048,730
480,000	Granite US Holdings Corp., First Lien - B Term Loan	3M US L + 5.25%	09/30/2026	482,400
485,734	Greeneden U.S. Holdings I LLC, First Lien - Tranche B-3 Dollar Term Loan	1M US L + 3.25%	12/01/2023	488,010
1,381,528	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	1,088,077
468,987	Hayward Industries, Inc., First Lien - Initial Term Loan	1M US L + 3.50%	08/05/2024	466,642
472,142	Hyland Software, Inc., First Lien - 2018 Refinancing Term Loan	1M US L + 3.50%, 0.75% Floor	07/01/2024	475,499
494,492	IRB Holding Corp., First Lien	3M US L + 3.25%, 1.00% Floor	02/05/2025	498,304
329,158	Klockner Pentaplast of America, Inc., First Lien - Dollar Term Loan	3M US L + 4.25%, 1.00% Floor	06/30/2022	297,641
303,475	Lower Cadence Holdings LLC, First Lien - Initial Term Loan	1M US L + 4.00%	05/22/2026	301,011
168,372	McDermott International, Inc., First Lien - Facility Term Loan(j)	3M US L + 10.00%, 1.00% Floor	10/21/2021	172,371
437,633	McDermott International, Inc., First Lien Term Loan	3M US L + 5.00%, 1.00% Floor	05/09/2025	259,954
1,144,236	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	1,129,933
498,326	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	495,904
217,236	Mitchell International, Inc., First Lien - Initial Term Loan	1M US L + 3.25%	11/29/2024	215,913
476,426	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	452,207
1,150,000	MPH Acquisition Holdings LLC, First Lien - Initial Term Loan	3M US L + 2.75%, 1.00% Floor	06/07/2023	1,136,649
105,000	Parexel International (West Street Merger), First Lien - Initial Term Loan	1M US L + 2.75%	09/27/2024	103,294
1,040,000	Peak 10 Holding Corp., First Lien - Initial Term Loan(j)	3M US L + 3.50%	08/01/2024	870,069
394,987	Ply Gem Midco, Inc., First Lien - Initial Term Loan	1M US L + 3.75%	04/12/2025	395,355
366,975	Project Alpha Intermediate Holding, Inc., First Lien Term Loan	3M US L + 3.50%, 1.00% Floor	04/26/2024	368,353

Principal Amount/Description		Rate	Maturity	Value
$553,095	Radiology Partners, Inc., First Lien - B Term Loan(j)	3M US L + 4.75%	07/09/2025	$556,784
456,650	Refinitiv US Holdings, Inc., First Lien - Initial Dollar Term Loan	1M US L + 3.25%	10/01/2025	461,102
565,000	Solenis Holdings LLC, First Lien - Initial Dollar Term Loan	3M US L + 4.00%	06/26/2025	560,480
440,837	Sophia LP, First Lien - B Term Loan	3M US L + 3.25%, 1.00% Floor	09/30/2022	442,413
995,000	Team Health Holdings, Inc., First Lien - Initial Term Loan(j)	1M US L + 2.75%, 1.00% Floor	02/06/2024	810,303
489,535	United Natural Foods, Inc., First Lien - Initial Term Loan	1M US L + 4.25%	10/22/2025	420,694
365,375	Verscend Holding Corp., First Lien - B Term Loan	1M US L + 4.50%	08/27/2025	368,724
420,918	Vertafore, Inc., First Lien - Initial Term Loan	1M US L + 3.25%	07/02/2025	416,972
165,000	Zelis Cost Management Buyer, Inc., First Lien - B Term Loan	1M US L + 4.75%	09/30/2026	166,118
				24,818,224

TOTAL BANK LOANS
(Cost $26,925,012)				27,001,042

COLLATERALIZED LOAN OBLIGATIONS - 2.08%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(e)(g)	3M US L + 3.50%	07/15/2026	500,498
	AIMCO CLO
500,000	Series 2018-AA(e)(g)	3M US L + 2.55%	04/17/2031	466,195
	AIMCO CLO 10, Ltd.
1,000,000	Series 2019-10A(e)(g)	3.55% - 3M US L	07/22/2032	958,183
	Apidos CLO XII
500,000	Series 2018-12A(e)(g)	3M US L + 2.60%	04/15/2031	479,339
	Apidos CLO XX
500,000	Series 2018-20A(e)(g)	3M US L + 2.95%	07/16/2031	488,212
	Apidos CLO XXI
500,000	Series 2018-21A(e)(g)	3M US L + 2.45%	07/18/2027	484,557
1,000,000	Series 2018-21A(e)(g)	3M US L + 8.25%	07/18/2027	907,259
	Apidos CLO XXIV
1,000,000	Series 2018-24A(e)(g)	3M US L + 5.80%	10/20/2030	965,658
	Avery Point VI CLO, Ltd.
500,000	Series 2018-6A(e)(g)	3M US L + 1.05%	08/05/2027	499,497
	Babson CLO, Ltd.
500,000	Series 2018-IA(e)(g)	3M US L + 2.60%	01/20/2031	477,131
	Barings CLO, Ltd.
500,000	Series 2017-1A(e)(g)	3M US L + 3.60%	07/18/2029	500,156
500,000	Series 2018-4A(e)(g)	3M US L + 5.82%	10/15/2030	479,039
1,000,000	Series 2019-1A(e)(g)	3M US L + 6.68%	04/15/2031	1,002,177
500,000	Series 2019-2A(e)(g)	3.85% - 3M US L	04/15/2031	500,622
	Beechwood Park CLO, Ltd.
500,000	Series 2019-1A(e)(g)	3M US L + 7.50%	01/17/2033	499,798
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(e)(g)	3M US L + 2.60%	04/20/2031	465,773
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(g)	3M US L + 5.75%	10/15/2031	962,696
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(e)(g)	3M US L + 3.60%	07/15/2030	500,156
1,000,000	Series 2018-1A(e)(g)	3M US L + 2.75%	01/30/2031	914,279

Principal Amount/Description		Rate	Maturity	Value
$1,500,000	Series 2018-1A(e)(g)	3M US L + 5.50%	01/30/2031	$1,365,178
1,000,000	Series 2018-1A(e)(g)	3M US L + 5.75%	07/15/2031	919,675
500,000	Series 2018-1A(e)(g)	3M US L + 2.80%	07/15/2031	483,169
500,000	Series 2018-1RA(e)(g)	3M US L + 3.00%	07/15/2030	490,567
	Canyon CLO, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 2.90%	07/15/2031	485,880
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(e)(g)	3M US L + 5.35%	05/15/2031	867,192
500,000	Series 2018-3A(e)(g)	3M US L + 2.85%	07/28/2028	489,003
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 3.00%	04/15/2030	489,322
1,000,000	Series 2018-1A(e)(g)	3M US L + 5.80%	04/15/2030	970,498
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 2.60%	04/17/2030	476,908
	Dorchester Park CLO DAC
500,000	Series 2018-1A(e)(g)	3M US L + 2.40%	04/20/2028	488,316
875,000	Series 2018-1A(e)(g)	3M US L + 5.00%	04/20/2028	846,296
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(e)(g)	3M US L + 2.55%	05/15/2031	474,520
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(e)(g)	3M US L + 3.00%	07/15/2031	978,325
	Elmwood CLO II, Ltd.
1,000,000	Series 2019-2A(e)(g)	3M US L + 2.10%	04/20/2031	1,004,196
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 2.90%	07/15/2030	487,398
1,000,000	Series 2018-1A(e)(g)	3M US L + 5.40%	07/15/2030	945,054
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(e)(g)	3M US L + 6.40%	10/15/2030	1,007,467
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(e)(g)	3M US L + 2.85%	04/20/2030	484,572
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 3.05%	10/20/2030	490,411
1,000,000	Series 2018-1A(e)(g)	3M US L + 5.50%	10/20/2030	940,569
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(e)(g)	3M US L + 5.75%	10/17/2027	981,118
	PPM CLO 3, Ltd.
1,000,000	Series 2019-3A(e)(g)	3.70% - 3M US L	07/17/2030	1,000,245
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 2.60%	01/15/2030	468,989
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(e)(g)	3M US L + 2.65%	04/15/2028	1,486,232
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(e)(g)	3M US L + 3.75%	04/18/2029	500,393
500,000	Series 2018-1A(e)(g)	2.90% - 3M US L	07/15/2030	465,669
2,000,000	Series 2018-1A(e)(g)	5.50% - 3M US L	07/15/2030	1,808,242
1,000,000	Series 2018-1A(e)(g)	3M US L + 3.00%	07/18/2031	895,724
1,000,000	Series 2018-2A(e)(g)	3M US L + 5.75%	07/15/2030	899,308
1,000,000	Series 2018-3A(e)(g)	3M US L + 6.22%	10/22/2031	820,339
	Tryon Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(g)	3M US L + 5.95%	04/15/2029	989,495
	VERDE CLO, Ltd.
1,000,000	Series 2019-1A(e)(g)	3.80% - 3M US L	04/15/2032	1,001,244
	Voya CLO, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 2.80%	04/18/2031	473,244
1,000,000	Series 2018-2A(e)(g)	3M US L + 2.75%	07/15/2031	963,297
1,000,000	Series 2018-2A(e)(g)	3M US L + 5.25%	07/15/2031	935,542

Principal Amount/Description		Rate	Maturity	Value
	Webster Park CLO, Ltd.
$1,000,000	Series 2018-1A(e)(g)	5.50% - 3M US L	07/20/2030	$947,694
	Westcott Park CLO, Ltd.
1,000,000	Series 2019-1A(e)(g)	3M US L + 3.25%	07/20/2028	999,848

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $44,783,111)				42,872,364

EQUITY - LINKED NOTES - 0.00%(a)
263,093	Inverpamplona SA(i)(k)	0.00%	12/30/2028	11,250

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				11,250

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 19.32%
	Aaset 2019-2 Trust
496,550	Series 2019-2(g)	3.38%	10/16/2026	497,788
	AASET, Ltd.
748,749	Series 2018-1A(g)	3.84%	09/16/2023	753,753
	Adjustable Rate Mortgage Trust
376,327	Series 2005-1(e)	4.60%	05/25/2035	382,476
3,282,651	Series 2005-10(e)	4.37%	01/25/2036	2,823,599
210,868	Series 2005-7(e)	4.15%	10/25/2035	188,329
	ALM XII, Ltd.
500,000	Series 2018-12A(e)(g)	3M US L + 2.65%	04/16/2027	500,366
	Alternative Loan Trust
282,805	Series 2005-20CB	5.50%	07/25/2035	272,219
102,531	Series 2005-54CB	5.50%	11/25/2035	86,298
523,844	Series 2005-6CB	5.50%	04/25/2035	533,333
234,395	Series 2005-85CB(e)	21.63% - 3.67 x 1M US L	02/25/2036	311,918
1,109,909	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	961,765
294,518	Series 2005-86CB	5.50%	02/25/2036	252,698
531,107	Series 2005-9CB(e)(l)	5.05% - 1M US L	05/25/2035	58,265
299,046	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	276,309
284,343	Series 2006-12CB(e)	1M US L + 5.75%	05/25/2036	223,914
1,393,579	Series 2006-15CB	6.50%	06/25/2036	1,036,456
165,108	Series 2006-30T1	6.25%	11/25/2036	150,250
140,611	Series 2006-32CB	5.50%	11/25/2036	114,911
302,624	Series 2006-36T2(e)	28.06% - 4.6 x 1M US L	12/25/2036	486,451
1,085,678	Series 2007-19	6.00%	08/25/2037	878,711
3,811,896	Series 2007-20	6.25%	08/25/2047	3,159,699
1,016,656	Series 2007-23CB(e)(l)	6.50% - 1M US L	09/25/2037	310,832
1,064,747	Series 2007-23CB(e)	1M US L + 0.50%	09/25/2037	588,326
	American Home Mortgage Investment Trust
170,373	Series 2007-A(g)(m)	6.60%	01/25/2037	73,623
	AmeriHome GMSR Issuer Trust
3,100,000	Series 2019-GT1(g)	4.68%	11/25/2026	3,051,249
	Applebee's Funding LLC / IHOP Funding LLC
750,000	Series 2019-1A(g)	4.19%	06/05/2024	761,257
	AREIT Trust
1,265,000	Series 2019-CRE3(e)(g)	1M US L + 2.65%	07/14/2022	1,269,114

Principal Amount/Description		Rate	Maturity	Value
	Atlas Senior Loan Fund X, Ltd.
$500,000	Series 2018-10A(e)(g)	3M US L + 1.09%	01/15/2031	$496,735
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(e)(g)	1M US L + 3.40%	06/15/2021	1,316,518
	Atrium IX
500,000	Series 2017-9A(e)(g)	3M US L + 3.60%	05/28/2030	500,351
	Atrium XIII
1,000,000	Series 2017-13A(e)(g)	3M US L + 6.05%	11/21/2030	983,925
	Atrium XIV LLC
1,000,000	Series 2018-14A(e)(g)	3M US L + 5.65%	08/23/2030	960,747
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(e)(g)	4.24%	03/15/2021	686,453
	Banc of America Funding Corp.
148,939	Series 2008-R2(g)	6.00%	09/25/2037	152,367
	Banc of America Funding Trust
176,712	Series 2006-2	5.50%	03/25/2036	175,465
4,314,345	Series 2010-R5(e)(g)	6.00%	10/26/2037	4,153,428
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(e)(g)	1M US L + 1.50%	01/15/2022	605,630
1,312,000	Series 2019-CRE5(e)(g)	1M US L + 2.35%	02/15/2022	1,315,238
	BANK
463,000	Series 2018-BN10(e)	4.08%	01/15/2028	491,188
463,000	Series 2018-BN13(e)	4.55%	07/15/2028	511,040
203,000	Series 2019-BN17(e)	4.52%	04/15/2029	219,125
	Barclays Commercial Mortgage Trust
697,000	Series 2019-C3	3.90%	05/15/2029	744,596
697,000	Series 2019-C3	4.10%	05/15/2029	743,802
	BBCMS Trust
3,000,000	Series 2018-CBM(e)(g)	1M US L + 3.15%	07/15/2020	3,020,706
	BCAP, LLC Trust
137,305	Series 2007-AA2(e)	7.50%	04/25/2037	118,943
89,086	Series 2007-AA2	6.00%	04/25/2037	72,239
6,126,135	Series 2010-RR6(e)(g)	6.00%	07/26/2036	4,839,886
	Bear Stearns ALT-A Trust
1,097,201	Series 2004-11(e)	3.70%	11/25/2034	1,079,535
1,131,323	Series 2005-3(e)	3.94%	04/25/2035	1,071,951
8,801,748	Series 2006-3(e)	4.16%	05/25/2036	7,712,786
1,126,153	Series 2006-6(e)	3.94%	11/25/2036	1,022,715
	Bear Stearns Asset-Backed Securities Trust
2,129,453	Series 2006-AC1(m)	6.25%	02/25/2036	1,563,750
	Bellemeade Real Estate, Ltd.
4,500,000	Series 2019-2A(e)(g)	1M US L + 1.45%	04/25/2029	4,503,958
	BENCHMARK Mortgage Trust
203,000	Series 2019-B10	3.75%	03/15/2029	205,333
	BF Mortgage Trust
705,000	Series 2019-NYT(e)(g)	1M US L + 3.00%	12/15/2020	711,004
	BHP Trust
761,000	Series 2019-BXHP(e)(g)	1M US L + 2.56768%	08/15/2021	759,162
	Braemar Hotels & Resorts Trust
688,000	Series 2018-PRME(e)(g)	1M US L + 2.90%	06/15/2035	690,651
	BX Trust
760,000	Series 2019-MMP(e)(g)	1M US L + 2.79211%	08/15/2021	762,362

Principal Amount/Description		Rate	Maturity	Value
	BX Trust 2019-OC11
$1,990,000	Series 2019-OC11(g)	4.08%	12/09/2029	$1,926,449
	CAL Funding III, Ltd.
816,667	Series 2018-1A(g)	3.96%	02/25/2028	819,401
	Cantor Commercial Real Estate Lending
652,000	Series 2019-CF1(e)(g)	4.12%	04/15/2024	653,475
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(e)(g)	1M US L + 2.85%	11/15/2021	685,420
	Carrington Mortgage Loan Trust
1,986,082	Series 2006-NC4(e)	1M US L + 0.16%	10/25/2036	1,857,807
	Cascade MH Asset Trust 2019-MH1
4,601,000	Series 2019-MH1(e)(g)	5.99%	11/25/2044	4,638,116
	Castlelake Aircraft Securitization Trust
2,964,487	Series 2018-1(g)	6.63%	06/15/2025	2,977,916
	Castlelake Aircraft Structured Trust
705,236	Series 2019-1A(g)	3.97%	04/15/2026	718,204
2,750,000	Series 2019-1A(g)(i)	0.00%	04/15/2039	2,715,625
	CF Trust
1,518,000	Series 2019-MF1(e)(g)	1M US L + 2.95%	08/21/2021	1,521,766
	Chase Mortgage Finance Trust
13,391,993	Series 2007-S2	6.00%	03/25/2037	10,743,251
493,379	Series 2007-S3	5.50%	05/25/2037	124,627
	CIM Trust
12,000,000	Series 2016-1RR(e)(g)	7.78%	07/26/2055	12,118,428
12,000,000	Series 2016-2RR B2(e)(g)	8.23%	02/25/2056	12,087,144
12,000,000	Series 2016-3RR B2(e)(g)	7.99%	02/27/2056	12,109,404
11,430,000	Series 2016-3RR B2(e)(g)	11.09%	01/27/2057	11,759,756
3,362,447	Series 2017-6 A1(e)(g)	3.02%	06/25/2057	3,370,869
	Citicorp Mortgage Securities Trust
607,507	Series 2007-1	6.00%	01/25/2037	601,922
3,115	Series 2007-2	5.50%	02/25/2037	3,122
	Citigroup Commercial Mortgage Trust
3,808,697	Series 2014-GC25(e)(l)	0.99%	10/10/2047	154,102
866,000	Series 2015-GC27(e)(g)	4.43%	01/10/2025	822,747
400,000	Series 2015-GC31(e)	4.06%	06/10/2025	401,356
420,000	Series 2015-GC35(e)	4.50%	11/10/2025	429,793
5,380,709	Series 2015-GC35(e)(l)	0.85%	11/10/2048	178,371
480,000	Series 2016-GC36(g)	2.85%	01/10/2026	416,284
464,000	Series 2017-C4(e)	4.10%	10/12/2027	487,119
463,000	Series 2018-B2(e)	4.28%	03/10/2028	493,032
515,000	Series 2018-C5(e)	4.72%	06/10/2028	545,083
901,000	Series 2019-SST2(e)(g)	1M US L + 1.60%	02/15/2022	903,996
901,000	Series 2019-SST2(e)(g)	1M US L + 2.00%	02/15/2022	903,987
	Citigroup Mortgage Loan Trust
816,017	Series 2006-WF1(m)	4.87%	03/25/2036	565,246
1,274,990	Series 2007-OPX1(m)	6.33%	01/25/2037	637,155
506,313	Series 2008-AR4(e)(g)	4.44%	11/25/2038	507,693
	CitiMortgage Alternative Loan Trust
595,541	Series 2007-A1	6.00%	01/25/2037	595,750
117,306	Series 2007-A1(e)(l)	5.40% - 1M US L	01/25/2037	17,050
85,388	Series 2007-A3(e)	6.00%	03/25/2037	86,242
196,505	Series 2007-A3(e)(l)	5.40% - 1M US L	03/25/2037	34,517
679,775	Series 2007-A4	5.75%	04/25/2037	663,027
611,011	Series 2007-A6	5.50%	06/25/2037	581,467

Principal Amount/Description		Rate	Maturity	Value
	CLI Funding VI LLC
$941,173	Series 2019-1A(g)	3.71%	05/18/2029	$945,163
	COMM Mortgage Trust
887,000	Series 2013-CR11(e)	5.11%	09/10/2023	948,966
500,000	Series 2016-GCT(e)(g)	3.46%	08/10/2021	494,820
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(e)	4.75%	08/10/2024	255,610
400,000	Series 2014-CR20(e)	4.51%	10/10/2024	419,470
8,629,084	Series 2014-UBS4(g)(l)	3.75%	08/10/2024	1,578,241
11,000	Series 2014-UBS4(e)(g)	0.00%	08/10/2047	1
3,369,085	Series 2015-CR22(e)(l)	0.94%	03/10/2025	118,007
4,690,350	Series 2015-CR26(e)(l)(n)	0.95%	09/10/2025	209,702
419,000	Series 2015-LC23(e)	4.65%	10/10/2025	443,969
249,000	Series 2016-DC2(e)	4.64%	02/10/2026	258,817
	Commercial Mortgage Trust
659,000	Series 2012-CR4(e)(g)	4.59%	11/15/2022	276,442
	CORE Mortgage Trust
540,000	Series 2019-CORE(e)(g)	1M US L + 1.90%	12/15/2020	540,587
540,000	Series 2019-CORE(e)(g)	1M US L + 2.35%	12/15/2020	542,749
	Countrywide Home Loan Mortgage Pass-Through Trust
2,493,299	Series 2005-HYB7(e)	3.43%	11/20/2035	2,298,137
41,242	Series 2005-J4	5.50%	11/25/2035	40,026
2,125,261	Series 2006-18	6.00%	12/25/2036	1,800,203
324,614	Series 2007-17	6.00%	10/25/2037	294,391
329,297	Series 2007-3	6.00%	04/25/2037	272,075
362,709	Series 2007-7	5.75%	06/25/2037	300,420
	Credit Suisse First Boston Mortgage Securities Corp.
74,621	Series 2005-10	5.50%	11/25/2035	70,390
2,138,051	Series 2005-11	6.00%	12/25/2035	2,073,893
68,505	Series 2005-8	5.50%	08/25/2025	69,235
4,673,778	Series 2005-9	6.00%	10/25/2035	2,495,022
	Credit Suisse Mortgage Capital Certificates
3,745,662	Series 2006-2	5.75%	03/25/2036	3,242,631
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	5.70%	09/25/2036	1,296,025
145,633	Series 2007-1(e)	5.90%	05/25/2037	60,200
	CSAIL Commercial Mortgage Trust
5,375,870	Series 2015-C1(e)(l)	0.84%	01/15/2025	191,573
419,000	Series 2015-C4(e)	4.58%	11/15/2025	442,126
214,000	Series 2018-C14(e)	4.89%	10/15/2028	234,008
	CSMC Mortgage-Backed Trust
184,340	Series 2006-1	6.00%	02/25/2036	114,984
24,521	Series 2006-4	5.50%	05/25/2021	21,980
799,720	Series 2006-5	6.25%	06/25/2036	309,377
100,594	Series 2006-9	6.00%	11/25/2036	80,428
2,121,918	Series 2007-1	6.00%	02/25/2037	1,846,909
11,101	Series 2007-2	5.00%	03/25/2037	10,799
545,817	Series 2007-3(e)	5.84%	04/25/2037	237,085
32,489	Series 2007-4	6.00%	06/25/2037	28,556
604,000	Series 2017-CALI(e)(g)	3.78%	11/10/2024	620,126
253,000	Series 2017-CHOP(e)(g)	1M US L + 1.90%	07/15/2032	252,652
253,000	Series 2017-CHOP(e)(g)	1M US L + 3.30%	07/15/2032	253,755
835,061	Series 2018-RPL2(g)(m)	4.03%	08/25/2062	836,968
1,667,088	Series 2018-RPL8(e)(g)	4.13%	07/25/2058	1,681,794

Principal Amount/Description		Rate	Maturity	Value
	DB Master Finance LLC
$995,000	Series 2019-1A(g)	3.79%	02/20/2024	$1,018,924
	DBUBS Mortgage Trust
468,000	Series 2017-BRBK(e)(g)	3.53%	10/10/2024	462,117
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
316,173	Series 2005-6(e)(l)	5.08% - 1M US L	12/25/2035	48,743
138,580	Series 2005-6(e)	1M US L + 1.40%	12/25/2035	116,425
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
168,294	Series 2006-PR1(e)(g)	12.12% - 1M US L	04/15/2036	163,590
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(e)(g)	3M US L + 5.75%	08/15/2031	957,805
500,000	Series 2018-40A(e)(g)	3M US L + 3.10%	08/15/2031	494,926
	Earnest Student Loan Program
35,000	Series 2016-D(g)	0.00%	05/25/2025	863,153
	Ellington Financial Mortgage Trust
985,652	Series 2018-1(e)(g)	4.39%	10/25/2058	1,002,489
	First Horizon Alternative Mortgage Securities Trust
872,979	Series 2005-FA6	5.50%	09/25/2035	739,502
136,369	Series 2007-FA2	6.00%	04/25/2037	91,502
	First Horizon Mortgage Pass-Through Trust
1,351,012	Series 2007-AR3(e)	4.20%	11/25/2037	1,120,425
	Fontainebleau Miami Beach Trust
2,000,000	Series 2019-FBLU(e)(g)	4.10%	12/10/2024	1,873,268
	Fontainebleau Miami Beach Trust 2019-FBLU
1,122,000	Series 2019-FBLU(g)	4.10%	12/10/2024	1,102,894
	GAIA Aviation, Ltd.
750,000	Series 2019-1(g)(m)	3.97%	12/15/2026	751,900
500,000	Series 2019-1(g)(m)	7.00%	12/15/2026	499,123
	Global SC Finance IV, Ltd.
415,700	Series 2018-1A(g)	4.29%	05/17/2028	427,532
	Great Wolf Trust
3,084,000	Series 2019-WOLF(e)(g)	1M US L + 3.13%	12/15/2024	3,083,053
	GS Mortgage Securities Trust
294,806	Series 2011-GC3(e)(g)(l)(n)	0.66%	03/10/2021	1,340
2,224,952	Series 2011-GC5(e)(g)(l)(n)	1.33%	08/10/2044	34,114
3,986,000	Series 2014-GC26(e)(g)	4.51%	11/10/2047	3,492,276
438,000	Series 2015-GC34	2.98%	10/10/2025	393,886
7,234,483	Series 2015-GS1(e)(l)(n)	0.79%	11/10/2025	286,710
656,000	Series 2017-GS6	3.87%	05/10/2027	689,162
1,954,000	Series 2018-TWR(e)(g)	1M US L + 3.92%	07/15/2021	1,971,519
	GSAA Home Equity Trust
2,452,736	Series 2006-13(e)	6.04%	07/25/2036	1,307,058
553,066	Series 2006-18(m)	5.68%	11/25/2036	252,849
173,783	Series 2006-6(e)	5.69%	03/25/2036	82,577
937,466	Series 2007-2(m)	6.10%	03/25/2037	343,890
	GSCG Trust
628,000	Series 2019-600C(g)	3.76%	09/06/2024	629,280
1,303,000	Series 2019-600C(e)(g)	4.12%	09/06/2024	1,235,239
	GSR Mortgage Loan Trust
287,342	Series 2005-AR4(e)	4.66%	07/25/2035	293,949
1,554,203	Series 2006-2F	5.25%	02/25/2036	1,165,313
488,869	Series 2007-2F	5.75%	02/25/2037	843,507
2,888,650	Series 2007-2F	6.00%	03/25/2037	2,462,303

Principal Amount/Description		Rate	Maturity	Value
$1,194,011	Series 2007-AR2(e)	4.25%	05/25/2037	$1,015,520
	Halcyon Loan Advisors Funding, Ltd.
250,000	Series 2013-2A(e)(g)	3M US L + 2.70%	08/01/2025	249,596
	Harley Marine Financing LLC
946,973	Series 2018-1A(g)	5.68%	05/15/2022	846,198
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(e)(g)	1M US L + 2.75%	05/15/2021	1,395,131
	Hayfin Kingsland X, Ltd.
500,000	Series 2019-1A(e)(g)	3M US L + 2.25%	04/28/2031	500,804
	Helios Issuer, LLC Series
1,322,667	Series 2017-1A(g)	4.94%	09/20/2023	1,379,126
	Highbridge Loan Management 2013-2, Ltd.
500,000	Series 2017-2A(e)(g)	3M US L + 6.60%	10/20/2029	493,693
	Highbridge Loan Management, Ltd.
500,000	Series 2018-2016(e)(g)	3M US L + 2.90%	07/20/2030	469,153
	Horizon Aircraft Finance III, Ltd.
994,048	Series 2019-2(g)	3.43%	11/15/2026	990,471
	HPLY Trust
650,159	Series 2019-HIT(e)(g)	1M US L + 3.15%	11/15/2021	650,970
1,295,661	Series 2019-HIT(e)(g)	1M US L + 3.90%	11/15/2021	1,297,277
	HPS Loan Management, Ltd.
500,000	Series 2017-17(e)(g)	3M US L + 1.26%	05/06/2030	499,179
	HSI Asset Loan Obligation Trust
12,198	Series 2007-2	5.50%	09/25/2037	11,075
	IMT Trust
360,000	Series 2017-APTS(e)(g)	1M US L + 1.10%	06/15/2034	359,518
	IndyMac IMJA Mortgage Loan Trust
1,222,123	Series 2007-A1	6.00%	08/25/2037	839,229
	IndyMac IMSC Mortgage Loan Trust
4,751,473	Series 2007-F2	6.50%	07/25/2037	2,694,268
	IndyMac Index Mortgage Loan Trust
1,859,592	Series 2005-AR31(e)	3.81%	01/25/2036	1,780,493
1,091,502	Series 2005-AR35(e)	3.59%	02/25/2036	991,750
2,749,306	Series 2006-AR25(e)	3.49%	09/25/2036	2,630,643
	Invitation Homes
995,000	Series 2018-SFR1(e)(g)	1M US L + 1.25%	03/17/2020	993,974
650,000	Series 2018-SFR1(e)(g)	1M US L + 1.45%	03/17/2020	649,670
	JOL Air, Ltd.
936,987	Series 2019-1(g)	3.97%	04/15/2026	951,530
	JP Morgan Alternative Loan Trust
293,319	Series 2005-S1	6.00%	12/25/2035	274,421
3,870	Series 2006-S1	5.00%	02/25/2021	3,795
170,948	Series 2006-S3(m)	6.12%	08/25/2036	164,655
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(e)	4.66%	07/15/2024	413,649
867,000	Series 2014-C23(e)(g)	3.36%	10/15/2024	738,237
388,000	Series 2014-C26(e)	4.37%	12/15/2024	408,097
5,074,699	Series 2015-C28(e)(l)(n)	1.06%	03/15/2025	185,780
542,000	Series 2015-C28	3.99%	03/15/2025	564,227
8,952,306	Series 2015-C30(e)(l)(n)	0.52%	07/15/2025	220,417
3,781,358	Series 2015-C31(e)(l)(n)	0.91%	08/15/2025	141,997
414,000	Series 2016-C1(e)	4.74%	02/15/2026	440,280
	JP Morgan Chase Commercial Mortgage Securities Trust
72,885	Series 2006-LDP8(e)(l)(n)	0.30%	05/15/2045	23
4,000,000	Series 2007-CH1(m)	4.89%	11/25/2036	4,270,954

Principal Amount/Description		Rate	Maturity	Value
$1,157,000	Series 2011-C3(e)(g)	5.66%	03/15/2021	$1,125,783
2,483,537	Series 2012-C8(e)(l)(n)	1.76%	09/15/2022	95,515
1,000,000	Series 2014-C20(e)(g)	4.60%	06/15/2024	934,436
119,000	Series 2016-JP2(e)	3.79%	07/15/2026	120,335
1,010,000	Series 2018-WPT(g)	5.54%	07/05/2023	1,040,664
887,000	Series 2019-COR4(e)	4.44%	12/10/2028	966,264
704,000	Series 2019-MFP(e)(g)	1M US L + 3.00%	07/15/2021	706,863
235,000	Series 2019-UES(g)	4.34%	05/05/2024	247,661
1,135,000	Series 2019-UES(e)(g)	4.45%	05/05/2024	1,142,411
	JP Morgan Mortgage Acquisition Corp.
286,696	Series 2006-CH2(m)	5.46%	09/25/2029	229,023
	JP Morgan Mortgage Trust
1,136,954	Series 2007-S3	6.00%	07/25/2037	926,434
	JP Morgan Resecuritization Trust
1,254,226	Series 2011-1(e)(g)	6.00%	06/26/2037	1,165,488
	LB-UBS Commercial Mortgage Trust
434,402	Series 2006-C7(e)(g)(l)(n)	0.71%	11/15/2038	106
	LCM 28, Ltd.
1,000,000	Series 2018-28A(e)(g)	3M US L + 5.75%	10/20/2030	950,646
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(e)(g)	3M US L + 5.60%	07/16/2031	459,541
	LCM XIV LP
1,000,000	Series 2018-14A(e)(g)	3M US L + 2.75%	07/20/2031	937,198
750,000	Series 2018-14A(e)(g)	3M US L + 5.50%	07/20/2031	667,329
	LCM XVII LP
1,000,000	Series 2018-17A(e)(g)	3M US L + 6.00%	10/15/2031	872,220
	LCM XX LP
1,000,000	Series 2018-20A(e)(g)	3M US L + 5.45%	10/20/2027	966,264
	Lehman Mortgage Trust
5,357,106	Series 2006-1(e)	5.33%	02/25/2036	5,396,230
607,549	Series 2006-6	5.50%	10/25/2036	523,231
3,891,592	Series 2006-7(e)	1M US L + 0.25%	11/25/2036	304,204
3,891,592	Series 2006-7(e)(l)(n)	7.75% - 1M US L	11/25/2036	720,552
1,426,128	Series 2006-8(e)	1M US L + 0.42%	12/25/2036	497,102
1,426,128	Series 2006-8(e)(l)(n)	6.58% - 1M US L	12/25/2036	354,269
703,804	Series 2007-10	6.00%	01/25/2038	735,311
326,557	Series 2007-10	6.50%	01/25/2038	208,091
	Lehman XS Trust
69,521	Series 2006-5(m)	5.89%	04/25/2036	68,342
	LoanCore Issuer, Ltd.
1,193,000	Series 2019-CRE3(e)(g)	1M US L + 2.50%	04/15/2024	1,197,172
	MACH 1 Cayman 2019-1, Ltd.
1,480,469	Series 2019-1(g)	3.47%	08/15/2026	1,484,183
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(e)(g)	3M US L + 2.95%	10/22/2030	977,672
1,000,000	Series 2018-14A(e)(g)	3M US L + 5.80%	10/22/2030	939,592
	MBRT 2019-MBR
584,000	Series 2019-MBR(e)(g)	1M US L + 2.54949%	11/25/2021	583,836
1,406,000	Series 2019-MBR(e)(g)	1M US L + 2.90%	11/25/2021	1,399,255
	Mello Warehouse Securitization Trust
750,000	Series 2019-1(e)(g)	1M US L + 5.50%	05/14/2021	752,830
	Merrill Lynch Alternative Note Asset Trust
746,826	Series 2007-F1	6.00%	03/25/2037	225,655

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Bank of America Merrill Lynch Trust
$3,247,790	Series 2012-C5(e)(g)(l)(n)	1.44%	07/15/2022	$94,930
450,000	Series 2014-C19	4.00%	12/15/2024	464,309
380,000	Series 2015-C25(e)	4.53%	09/15/2025	406,025
350,000	Series 2015-C27(e)	4.53%	11/15/2025	359,828
	Morgan Stanley Capital I Trust
2,957,936	Series 2011-C1(e)(g)(l)(n)	0.34%	09/15/2020	7,130
1,375,510	Series 2016-UB11 XA(e)(l)(n)	1.62%	08/15/2026	101,935
1,000,000	Series 2018-SUN(e)(g)	1M US L + 3.05%	07/15/2020	1,003,428
	Morgan Stanley Mortgage Loan Trust
2,103,733	Series 2005-3AR(e)	3.99%	07/25/2035	1,972,903
3,651,822	Series 2006-11	6.00%	08/25/2036	3,325,842
952,906	Series 2006-7(e)	5.04%	06/25/2036	802,976
1,043,289	Series 2006-7	6.00%	06/25/2036	879,136
423,020	Series 2007-3XS(m)	5.70%	01/25/2047	241,636
	Morgan Stanley Re-REMIC Trust
275,694	Series 2011-R1(e)(g)	5.94%	02/26/2037	293,647
	Mosaic Solar Loan Trust
139,198	Series 2017-1A(g)	4.45%	06/20/2042	144,682
514,966	Series 2018-1A(g)	4.01%	08/20/2030	529,149
733,438	Series 2018-2GS(g)	4.20%	10/21/2030	760,232
	MRCD 2019-MARK Mortgage Trust
614,000	Series 2019-PARK(g)	2.72%	12/15/2024	559,587
	MSCG Trust
2,154,000	Series 2018-SELF(e)(g)	1M US L + 3.05%	10/15/2020	2,161,733
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(g)	3.68%	11/17/2025	509,387
	New Residential Mortgage Loan Trust
3,967,038	Series 2019-RPL1(g)(m)	4.34%	02/26/2024	3,989,745
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,239,887	Series 2005-AP3(e)	5.32%	08/25/2035	802,485
	OCTAGON INVESTMENT PARTNERS 20-R, Ltd.
1,000,000	Series 2019-4A(e)(g)	3M US L + 6.80%	05/12/2031	1,001,618
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(e)(g)	3M US L + 8.09%	07/15/2030	869,184
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(e)(g)	3M US L + 2.85%	07/25/2030	475,804
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 3.00%	07/17/2030	478,471
1,000,000	Series 2018-1A(e)(g)	3M US L + 5.75%	07/17/2030	913,118
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(e)(g)	3M US L + 7.00%	02/14/2031	995,272
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 5.45%	01/22/2030	449,046
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(e)(g)	3M US L + 3.05%	10/20/2030	490,428
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2019-3A(e)(g)	3.55% - 3M US L	07/20/2032	1,002,753

Principal Amount/Description		Rate	Maturity	Value
	One Market Plaza Trust
$688,000	Series 2017-1MKT(g)	4.14%	02/10/2024	$690,084
	PHH Alternative Mortgage Trust
1,047,025	Series 2007-2	6.00%	05/25/2037	974,290
	PR Mortgage Loan Trust
10,594,957	Series 2014-1(e)(g)	5.90%	09/25/2047	10,296,572
	Pretium Mortgage Credit Partners I LLC
792,998	Series 2019-NPL2(g)(m)	3.84%	12/25/2058	795,493
	Prime Mortgage Trust
43,091	Series 2006-1	5.50%	06/25/2036	44,354
86,377	Series 2006-DR1(g)	5.50%	05/25/2035	75,843
	Primose Funding LLC
1,000,000	Series 2019-1A(g)	4.48%	07/30/2026	1,014,901
	RBSGC Structured Trust
203,715	Series 2008-B(g)	6.00%	06/25/2037	202,406
	Residential Accredit Loans, Inc.
1,697,716	Series 2005-QS17	6.00%	12/25/2035	1,662,781
4,375,148	Series 2006-QA5(e)	1M US L + 0.22%	07/25/2036	2,702,218
2,427,480	Series 2006-QS10	6.50%	08/25/2036	2,401,217
903,696	Series 2006-QS4	6.00%	04/25/2036	872,841
1,412,132	Series 2006-QS6	6.00%	06/25/2036	1,348,992
1,542,265	Series 2006-QS7	6.00%	06/25/2036	1,434,099
81,080	Series 2006-QS7(e)	1M US L + 0.40%	06/25/2036	62,068
243,240	Series 2006-QS7(e)(l)(n)	5.60% - 1M US L	06/25/2036	34,977
102,682	Series 2006-QS8(e)	1M US L + 0.45%	08/25/2036	81,423
308,047	Series 2006-QS8(e)(l)(n)	5.55% - 1M US L	08/25/2036	41,586
2,257,839	Series 2007-QS3	6.50%	02/25/2037	2,124,198
66,757	Series 2007-QS6	6.25%	04/25/2037	64,244
9,406	Series 2007-QS6(e)	55.00% - 8.33 x 1M US L	04/25/2037	19,684
3,217,780	Series 2007-QS9	6.50%	07/25/2037	3,058,315
331,999	Series 2008-QR1	6.00%	08/25/2036	287,923
	Residential Asset Securitization Trust
502,025	Series 2006-A1	6.00%	04/25/2036	397,696
1,056,034	Series 2006-A2	6.00%	05/25/2036	744,493
905,720	Series 2006-A6	6.50%	07/25/2036	405,106
360,121	Series 2006-A8	6.00%	08/25/2036	311,578
153,620	Series 2006-A8	6.50%	08/25/2036	78,470
325,129	Series 2006-A8(e)(l)(n)	5.90% - 1M US L	08/25/2036	86,442
1,520,530	Series 2007-A1	6.00%	03/25/2037	886,433
78,629	Series 2007-A6	6.00%	06/25/2037	67,632
2,762,593	Series 2007-A7	6.00%	07/25/2037	1,688,740
	Residential Funding Mortgage Securities I Trust
891,351	Series 2006-S3	5.50%	03/25/2036	862,222
1,616,576	Series 2006-S6	6.00%	07/25/2036	1,603,657
359,948	Series 2007-S3	6.00%	03/25/2037	336,412
279,106	Series 2007-S6	6.00%	06/25/2037	260,803
	Sequoia Mortgage Trust
2,047,426	Series 2007-3(e)	3.99%	07/20/2037	1,930,300
	SERVPRO Master Issuer LLC
500,000	Series 2019-1A(g)	3.88%	10/25/2026	503,266
	SLIDE
3,147,705	Series 2018-FUN(e)(g)	1M US L + 3.00%	06/15/2021	3,162,643
	SMB Private Education Loan Trust
500,000	Series 2018-B(e)(g)	1M US L + 0.72%	08/15/2027	499,587

Principal Amount/Description		Rate	Maturity	Value
	SoFi Consumer Loan Program, LLC
$42,978	Series 2017-2(g)	3.28%	02/25/2026	$43,151
	Sofi Professional Loan Program 2018-A LLC
32,412	Series 2018-A(g)	0.00%	02/25/2042	2,419,000
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	305,491
56,760	Series 2019-B(g)	0.00%	08/17/2048	2,098,511
	Sprite, Ltd.
342,238	Series 2017-1(g)	4.25%	12/15/2024	346,940
	Stack Infrastructure Issuer LLC
991,667	Series 2019-1A(g)	4.54%	02/26/2024	1,038,752
750,000	Series 2019-2A(g)	3.08%	10/25/2024	749,482
	Start, Ltd.
747,204	Series 2018-1(g)	4.09%	05/15/2025	763,627
1,183,036	Series 2019-1(g)	4.09%	03/15/2026	1,207,583
4,400,000	Stru Jpm-2411 Coll	2.26%	01/25/2030	4,339,280
	Structured Adjustable Rate Mortgage Loan Trust
790,523	Series 2005-15(e)	3.99%	07/25/2035	630,877
	Structured Asset Securities Corp.
215,838	Series 2005-RF1(e)(g)	1M US L + 0.35%	03/25/2035	197,465
217,057	Series 2005-RF1(e)(g)(l)(n)	3.19%	03/25/2035	33,598
	Sunrun Atlas Issuer 2019-2 LLC
1,250,000	Series 2019-2(g)	3.61%	10/30/2027	1,244,538
	TAL Advantage, LLC
728,413	Series 17-1A(g)	4.50%	04/20/2042	739,402
	TBW Mortgage-Backed Trust
1,368,396	Series 2006-2	7.00%	07/25/2036	438,587
	Textainer Marine Containers V, Ltd.
759,236	Series 2017-1A(g)	3.72%	01/20/2026	762,304
	Textainer Marine Containers VII, Ltd.
473,333	Series 2019-1A(g)	3.96%	10/20/2026	477,019
	Thunderbolt II Aircraft Lease, Ltd.
4,553,571	Series 2018-A(g)(m)	5.07%	09/15/2038	4,586,439
	TRIP Rail Master Funding, LLC
259,798	Series 2017-1A(g)	2.71%	07/15/2021	260,156
	UBS Commercial Mortgage Trust
464,000	Series 2017-C6(e)	4.15%	12/15/2027	490,431
656,000	Series 2017-C7(e)	4.59%	01/15/2028	692,108
	UBS-Barclays Commercial Mortgage Trust
839,000	Series 2013-C5(e)(g)	4.08%	02/10/2023	805,375
	Vantage Data Centers Issuer, LLC
736,250	Series 2018-1A(g)	4.07%	02/15/2023	759,428
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(g)	5.25%	02/15/2023	3,014,670
	Velocity Commercial Capital Loan Trust
3,849,008	Series 2017-2(e)(g)	3.07%	07/25/2026	3,871,374
768,085	Series 2018-2(e)(g)	4.05%	09/25/2024	780,761
1,379,849	Series 2019-1(e)(g)	3.94%	01/25/2027	1,404,201
397,711	Series 2019-1(e)(g)	4.01%	07/25/2027	404,959
394,913	Series 2019-1(e)(g)	4.12%	11/25/2027	401,962
	Vericrest Opportunity Loan Trust
860,347	Series 2019-NPL3(g)(m)	3.97%	03/25/2022	866,913

Principal Amount/Description		Rate	Maturity	Value
	Wachovia Bank Commercial Mortgage Trust
$44,106	Series 2006-C29(e)(l)(o)	0.31%	11/15/2048	$0
	Wachovia Mortgage Loan Trust, LLC Series Trust
760,599	Series 2005-B(e)	4.25%	10/20/2035	755,567
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,474,234	Series 2005-1	6.00%	03/25/2035	1,503,312
61,031	Series 2005-9	5.50%	11/25/2035	53,966
466,495	Series 2006-5	6.00%	07/25/2036	422,234
	Washington Mutual Mortgage Pass-Through Certificates Trust
884,315	Series 2006-2	6.00%	03/25/2036	898,027
	WAVE 2019-1 LLC
982,100	Series 2019-1(g)	3.60%	09/15/2027	969,823
	WAVE LLC
968,800	Series 2019-1(g)	6.41%	09/15/2027	962,987
	Wells Fargo Alternative Loan Trust
531,015	Series 2007-PA2(e)	1M US L + 0.43%	06/25/2037	441,139
531,015	Series 2007-PA2(e)(l)(n)	6.07% - 1M US L	06/25/2037	65,944
203,029	Series 2007-PA3	5.75%	07/25/2037	197,785
702,672	Series 2007-PA3	6.25%	07/25/2037	677,486
3,643,539	Series 2007-PA5	6.25%	11/25/2037	3,626,206
	Wells Fargo Commercial Mortgage Trust
158,000	Series 2014-LC16(g)	3.94%	06/15/2024	123,878
420,000	Series 2015-C31(e)	4.61%	11/15/2025	443,492
380,000	Series 2015-NXS3(e)	4.49%	09/15/2025	399,960
420,000	Series 2015-NXS4(e)	4.60%	11/15/2025	448,342
655,000	Series 2015-SG1	4.05%	08/15/2025	694,482
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	922,699
5,628,945	Series 2016-C37(e)(g)(l)(n)	1.60%	12/15/2049	428,456
695,000	Series 2016-LC25(e)	4.42%	11/15/2026	750,579
518,000	Series 2018-C45	4.73%	06/15/2028	549,948
165,000	Series 2018-C46(e)	4.98%	08/15/2051	180,690
523,000	Series 2018-C47(e)	4.94%	10/15/2028	563,097
436,000	Series 2018-C48(e)	5.12%	12/15/2028	486,402
901,000	Series 2019-C49	4.55%	02/15/2029	985,755
901,000	Series 2019-C49(e)	4.87%	02/15/2029	970,534
	WF-RBS Commercial Mortgage Trust
2,046,215	Series 2012-C9(e)(g)(l)(n)	1.90%	11/15/2045	87,612
3,600,179	Series 2014-C21(e)(l)(n)	1.04%	08/15/2047	138,271
4,358,113	Series 2014-C22(e)(l)(n)	0.81%	09/15/2057	132,989
2,621,440	Zephyrus Capital Aviation Tl	4.61%	10/15/2038	2,631,016

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $402,448,991)				399,189,850

U.S. GOVERNMENT BONDS AND NOTES - 7.59%
8,990,000	U.S. Treasury Bonds	2.38%	05/15/2027	9,315,854
8,605,000	U.S. Treasury Bonds	2.25%	08/15/2027	8,841,539
7,740,000	U.S. Treasury Bonds	2.25%	11/15/2027	7,951,635
2,996,183	U.S. Treasury Bonds	0.88%	01/15/2029	3,182,687
3,420,000	U.S. Treasury Bonds	2.38%	05/15/2029	3,552,596
640,000	U.S. Treasury Bonds	2.75%	11/15/2042	682,434

Principal Amount/Description		Rate	Maturity	Value
$4,930,000	U.S. Treasury Bonds	3.13%	02/15/2043	$5,586,635
3,940,000	U.S. Treasury Bonds	3.63%	08/15/2043	4,827,648
3,870,000	U.S. Treasury Bonds	3.75%	11/15/2043	4,835,528
11,010,000	U.S. Treasury Bonds	2.75%	11/15/2047	11,796,751
4,640,000	U.S. Treasury Notes	2.75%	08/15/2021	4,724,763
10,760,000	U.S. Treasury Notes	2.88%	10/15/2021	11,001,098
12,075,000	U.S. Treasury Notes	1.75%	11/30/2021	12,111,336
4,140,000	U.S. Treasury Notes	2.50%	01/15/2022	4,214,480
7,000,000	U.S. Treasury Notes	2.63%	02/28/2023	7,213,742
7,500,000	U.S. Treasury Notes	2.50%	03/31/2023	7,704,818
7,350,000	U.S. Treasury Notes	2.75%	04/30/2023	7,612,755
4,550,000	U.S. Treasury Notes	1.63%	05/31/2023	4,548,005
7,750,000	U.S. Treasury Notes	2.13%	09/30/2024	7,899,257
8,475,000	U.S. Treasury Notes	2.25%	10/31/2024	8,690,418
4,050,000	U.S. Treasury Notes	2.75%	02/28/2025	4,256,130
6,820,000	U.S. Treasury Notes	3.00%	09/30/2025	7,279,027
915,000	U.S. Treasury Notes	2.63%	01/31/2026	958,931
7,903,404	United States Treasury Inflation Indexed Bonds	0.13%	10/15/2024	7,950,362

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $153,766,828)				156,738,429

MUNICIPAL BONDS - 0.02%
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	133,961
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	264,983

TOTAL MUNICIPAL BONDS
(Cost $368,589)				398,944

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.81%
	Banc of America Funding 2007-A Trust
3,608,893	Series 2007-A(e)	1M US L + 0.21%	02/20/2047	3,309,251
	Chase Mortgage Finance Trust Series 2007-S4
5,964,398	Series 2007-S4	6.00%	06/25/2037	4,546,697
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(e)(g)	1M US L + 4.10%	07/25/2039	5,253,685
	Fannie Mae Pool
5,500,000	Series 2019-	2.14%	10/01/2029	5,362,076
3,000,000	Series 2019-	2.37%	12/01/2029	2,979,677
2,944,954	Series 2019-	3.00%	07/01/2034	3,032,621
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
16,100,000	Series 2013-K713(g)(l)(n)	0.10%	05/20/2020	485
7,400,000	Series 2013-K713(g)(i)	0.00%	05/25/2020	7,264,720
	Federal Home Loan Mortgage Corp. Pool
256,109	Series Pool #G01840	5.00%	07/01/2035	282,706
95,961	Series Pool #G04817	5.00%	09/01/2038	105,861

Principal Amount/Description		Rate	Maturity	Value
	Federal Home Loan Mortgage Corp. REMICS
$1,228,387	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	$1,465,954
237,966	Series 2005-R003	5.50%	10/15/2035	266,744
1,723,410	Series 2006-3244(e)(l)(n)	6.66% - 1M US L	11/15/2036	366,401
83,759	Series 2007-3261(e)	6.43% - 1M US L	01/15/2037	15,162
199,215	Series 2007-3262(e)(l)(n)	6.40% - 1M US L	01/15/2037	25,371
773,544	Series 2007-3301(e)(l)(n)	6.10% - 1M US L	04/15/2037	143,299
580,255	Series 2007-3303(e)(l)(n)	6.10% - 1M US L	04/15/2037	107,208
177,955	Series 2007-3382(e)(l)(n)	6.00% - 1M US L	11/15/2037	18,774
482,522	Series 2007-3384(e)(l)(n)	6.31% - 1M US L	08/15/2036	88,196
188,973	Series 2007-3384(e)(l)(n)	6.39% - 1M US L	11/15/2037	22,748
221,619	Series 2008-3417(e)(l)(n)	6.18% - 1M US L	02/15/2038	22,877
236,825	Series 2008-3423(e)(l)(n)	5.65% - 1M US L	03/15/2038	26,752
4,628,549	Series 2008-3423(e)(l)(n)	6.00% - 1M US L	03/15/2038	46,873
1,699,042	Series 2009-3510(e)(l)(n)	6.75% - 1M US L	02/15/2037	316,996
413,779	Series 2009-3523(e)(l)(n)	6.00% - 1M US L	04/15/2039	65,057
82,215	Series 2009-3524	3.57%	06/15/2038	84,720
14,368	Series 2009-3549(e)(l)	5.80% - 1M US L	07/15/2039	1,563
987,048	Series 2009-3560(e)(l)(n)	6.40% - 1M US L	11/15/2036	126,618
390,898	Series 2010-3641	4.50%	03/15/2040	424,434
489,772	Series 2010-3726(e)(l)(n)	6.05% - 1M US L	09/15/2040	75,591
2,465,496	Series 2010-3728(e)(l)(n)	4.45% - 1M US L	09/15/2040	231,321
750,000	Series 2010-3779	3.50%	12/15/2030	784,624
154,232	Series 2010-3779	4.00%	12/15/2030	163,371
483,128	Series 2010-3779	4.50%	12/15/2040	530,974
78,997	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	87,707
1,233,587	Series 2011-3795	4.00%	01/15/2041	1,299,892
69,792	Series 2011-3798(e)	9.50% - 1M US L	11/15/2040	74,647
511,824	Series 2011-3808	3.50%	02/15/2031	528,641
39,198	Series 2011-3809(e)	9.50% - 1M US L	02/15/2041	41,979
889,971	Series 2011-3815(e)(l)(n)	5.85% - 1M US L	02/15/2041	130,213
426,504	Series 2011-3824	3.50%	03/15/2031	449,064
487,562	Series 2011-3824(e)(l)(n)	7.10% - 1M US L	08/15/2036	105,409
556,133	Series 2011-3863	5.50%	08/15/2034	609,548
646,114	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	749,466
617,236	Series 2011-3871	5.50%	06/15/2041	708,107
594,402	Series 2011-3872(e)(l)(n)	5.95% - 1M US L	06/15/2041	81,227
3,031,169	Series 2011-3910	5.00%	08/15/2041	3,402,135
2,761,530	Series 2011-3924(e)(l)(n)	6.00% - 1M US L	09/15/2041	359,297
307,762	Series 2011-3925(l)(n)	3.00%	09/15/2021	5,455
3,754,672	Series 2012-3(e)(l)(n)	5.95% - 1M US L	02/25/2042	676,846
4,047,557	Series 2012-4057	4.00%	06/15/2042	4,391,278
3,587,024	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	3,512,110
10,586,245	Series 2013-4218	2.50%	02/15/2043	10,168,387
7,053,317	Series 2013-4239(i)	0.00%	07/15/2043	5,555,537
4,777,666	Series 2014-4413	3.50%	11/15/2044	4,951,260
3,467,491	Series 2015-4434	3.00%	02/15/2045	3,462,601
3,384,885	Series 2015-4440	2.50%	02/15/2045	3,241,550
	Federal Home Loan Mortgage Corp. Strips
2,588,634	Series 2017-358	3.00%	10/15/2047	2,622,321
	Federal National Mortgage Association Pool
71,418	Series Pool #555743	5.00%	09/01/2033	78,749
86,720	Series Pool #735382	5.00%	04/01/2035	95,642
233,162	Series Pool #735383	5.00%	04/01/2035	257,064
157,166	Series Pool #735484	5.00%	05/01/2035	173,286

Principal Amount/Description		Rate	Maturity	Value
$75,140	Series Pool #AH4437	4.00%	01/01/2041	$77,907
4,039,638	Series Pool #BM4094	3.00%	10/01/2046	4,063,435
8,213,633	Series Pool #BM5299	3.00%	12/01/2046	8,409,059
4,032,616	Series Pool #CA1875	3.50%	06/01/2048	4,177,188
10,941,738	Series Pool #MA2777	3.00%	03/01/2043	11,269,546
	Federal National Mortgage Association REMICS
81,790	Series 2004-46(e)	6.00% - 1M US L	03/25/2034	8,361
274,242	Series 2006-101(e)(l)	6.58% - 1M US L	10/25/2036	51,494
811,027	Series 2006-123(e)(l)	6.32% - 1M US L	01/25/2037	151,754
3,936,904	Series 2006-92(e)(l)(n)	6.58% - 1M US L	10/25/2036	703,893
94,665	Series 2007-102(e)(l)	6.40% - 1M US L	11/25/2037	16,450
82,970	Series 2007-108(e)(l)	6.36% - 1M US L	12/25/2037	9,088
18,058	Series 2007-30(e)(l)	6.11% - 1M US L	04/25/2037	1,974
379,532	Series 2007-38(e)(l)(n)	6.08% - 1M US L	05/25/2037	39,998
11,781	Series 2007-51(e)(l)	6.10% - 1M US L	06/25/2037	1,064
42,291	Series 2007-53(e)(l)	6.10% - 1M US L	06/25/2037	4,835
544,030	Series 2007-57(e)(l)(n)	6.62% - 1M US L	10/25/2036	90,010
108,605	Series 2007-68(e)(l)(n)	6.65% - 1M US L	07/25/2037	12,794
651,588	Series 2008-3(e)(l)	6.46% - 1M US L	02/25/2038	132,880
241,640	Series 2008-56(e)(l)(n)	6.06% - 1M US L	07/25/2038	29,506
35,898	Series 2008-81	5.50%	09/25/2038	38,882
352,830	Series 2009-111	5.00%	01/25/2040	385,968
168,239	Series 2009-111(e)(l)(n)	6.25% - 1M US L	01/25/2040	21,094
997,986	Series 2009-12(e)(l)(n)	6.60% - 1M US L	03/25/2036	161,918
33,729	Series 2009-28(e)	6.00% - 1M US L	04/25/2037	4,036
421,062	Series 2009-41	4.50%	06/25/2039	439,388
92,616	Series 2009-42(e)(l)	6.00% - 1M US L	06/25/2039	12,424
224,804	Series 2009-47(e)(l)(n)	6.10% - 1M US L	07/25/2039	21,416
120,491	Series 2009-62(e)(l)	6.10% - 1M US L	08/25/2039	11,469
66,228	Series 2009-66(e)	5.80% - 1M US L	02/25/2038	8,294
49,128	Series 2009-68(e)(l)	5.25% - 1M US L	09/25/2039	3,624
287,327	Series 2010-11(e)(l)(n)	4.80% - 1M US L	02/25/2040	24,037
41,873	Series 2010-111(e)(l)	6.00% - 1M US L	10/25/2040	3,646
131,647	Series 2010-112	4.00%	10/25/2040	135,232
174,404	Series 2010-115(e)(l)(n)	6.60% - 1M US L	11/25/2039	24,369
2,044,114	Series 2010-115(e)(l)(n)	6.00% - 1M US L	10/25/2040	363,089
4,769,317	Series 2010-123(e)(l)(n)	6.05% - 1M US L	11/25/2040	875,838
812,652	Series 2010-15(e)(l)(n)	4.95% - 1M US L	03/25/2040	102,581
120,126	Series 2010-34(e)(l)	4.93% - 1M US L	04/25/2040	12,708
69,263	Series 2010-4(e)(l)	6.23% - 1M US L	02/25/2040	10,755
98,426	Series 2010-58(e)	12.47% - 1M US L	06/25/2040	115,209
3,249,951	Series 2010-75	4.50%	07/25/2040	3,479,463
247,684	Series 2010-9(e)(l)(n)	4.75% - 1M US L	02/25/2040	18,670
57,781	Series 2010-9(e)	5.30% - 1M US L	02/25/2040	6,709
14,759	Series 2010-90(e)(l)	6.00% - 1M US L	08/25/2040	1,611
433,370	Series 2011-16	3.50%	03/25/2031	453,133
672,209	Series 2011-25	3.00%	04/25/2026	683,883
449,062	Series 2011-29	3.50%	04/25/2031	462,185
275,241	Series 2011-48(e)	9.20% - 1M US L	06/25/2041	291,537
477,272	Series 2011-5(e)(l)(n)	6.40% - 1M US L	11/25/2040	38,438
3,792,135	Series 2012-106(e)(l)(n)	6.16% - 1M US L	10/25/2042	652,942
1,194,654	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	1,243,064
9,795,601	Series 2012-128(e)	6.00% - 1M US L	11/25/2042	9,330,269
228,265	Series 2012-29(e)(l)(n)	6.00% - 1M US L	04/25/2042	29,829
883,129	Series 2012-32(l)	5.00%	04/25/2042	140,733
3,822,124	Series 2012-65(e)(l)(n)	5.98% - 1M US L	06/25/2042	635,908
3,290,061	Series 2013-19(e)	5.40% - 1M US L	03/25/2043	3,134,338

Principal Amount/Description		Rate	Maturity	Value
$9,646,208	Series 2013-51(e)	5.40% - 1M US L	04/25/2043	$8,963,274
1,981,959	Series 2015-59	3.00%	06/25/2041	2,001,336
10,291,466	Series 2015-79	3.00%	11/25/2045	10,394,177
1,793,210	Series 2015-9	3.00%	01/25/2045	1,835,014
18,080,381	Series 2016-72	3.00%	10/25/2046	17,126,692
3,316,879	Series 2018-21(i)	0.00%	04/25/2048	2,800,671
2,572,613	Series 2018-27	3.00%	12/25/2047	2,592,063
2,953,567	Series 2018-36	3.00%	06/25/2048	3,026,656
4,455,491	Series 2019-12	3.00%	04/25/2049	4,563,891
	FMC GMSR Issuer Trust
500,000	Series 2019-GT1(e)(g)	5.66%	05/25/2024	512,300
5,000,000	Series 2019-GT2(e)(g)	4.72%	09/25/2024	4,962,763
	Freddie Mac Pool
5,330,445	Series 2019-	3.00%	08/01/2034	5,489,253
2,987,333	Series 2019-	3.00%	11/01/2039	3,054,800
	Freddie Mac REMICS
2,943,413	Series 2019-4934	2.50%	11/15/2040	2,945,342
	Government National Mortgage Association
60,772	Series 2004-83(e)(l)	6.08% - 1M US L	10/20/2034	10,094
52,479	Series 2008-6(e)(l)	6.46% - 1M US L	02/20/2038	9,048
49,231	Series 2008-67(e)	6.00% - 1M US L	08/20/2038	7,512
774,583	Series 2008-69(e)(l)(n)	7.63% - 1M US L	08/20/2038	164,130
66,322	Series 2009-10(e)(l)	6.65% - 1M US L	02/16/2039	12,839
995,578	Series 2009-35	4.50%	05/20/2039	1,079,684
4,040,324	Series 2009-58(e)(l)(n)	6.25% - 1M US L	06/20/2039	586,095
55,947	Series 2009-6(e)	5.95% - 1M US L	02/20/2038	5,734
1,879,187	Series 2009-75	5.00%	09/20/2039	2,069,789
4,511,184	Series 2010-121(e)(l)(n)	6.00% - 1M US L	09/20/2040	812,171
77,342	Series 2010-61(e)	6.55% - 1M US L	09/20/2039	12,277
146,983	Series 2010-98(e)(l)(n)	5.69%	03/20/2039	17,566
640,893	Series 2011-69(i)	0.00%	05/20/2041	585,137
1,906,686	Series 2011-71	4.50%	02/20/2041	2,043,074
1,235,336	Series 2011-71(e)(l)(n)	5.40% - 1M US L	05/20/2041	196,023
381,612	Series 2011-72(e)	6.15% - 1M US L	05/20/2041	65,473
2,018,747	Series 2011-89(e)(l)(n)	5.45% - 1M US L	06/20/2041	295,616
432,260	Series 2012-105(e)(l)(n)	6.20% - 1M US L	01/20/2041	18,506
5,549,192	Series 2013-113(e)(l)(n)	6.25% - 1M US L	03/20/2043	752,100
7,390,942	Series 2013-122(e)(l)(n)	6.10% - 1M US L	08/16/2043	1,317,393
4,465,196	Series 2013-148(e)(l)(n)	5.68% - 1M US L	10/16/2043	748,220
7,936,737	Series 2013-186(e)(l)(n)	6.25% - 1M US L	02/16/2043	1,068,960
4,983,634	Series 2014-156(e)(l)(n)	6.25% - 1M US L	10/20/2044	814,495
9,959,734	Series 2014-4(e)(l)(n)	6.10% - 1M US L	01/16/2044	1,763,632
6,807,537	Series 2014-5(e)(l)(n)	6.15% - 1M US L	07/20/2043	904,223
6,134,164	Series 2014-95(e)(l)(n)	6.25% - 1M US L	06/16/2044	1,139,568
7,957,462	Series 2018-153(e)(l)(n)	6.15% - 1M US L	11/20/2048	1,139,181
21,917,277	Series 2018-164(e)(l)(n)	6.10% - 1M US L	12/20/2048	3,048,829
19,173,881	Series 2018-97(e)(l)(n)	6.20% - 1M US L	07/20/2048	3,009,791
21,567,966	Series 2019-92(e)(l)(n)	6.10% - 1M US L	07/20/2049	2,848,839
	Mello Warehouse Securitization Trust 2019-2
5,680,000	Series 2019-2(e)(g)	1M US L + 3.25%	10/25/2021	5,632,972

Principal Amount/Description		Rate	Maturity	Value
	Toorak Mortgage Corp., Ltd.
$3,500,000	Series 2019-2(m)	4.21%	09/25/2022	$3,509,364

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $293,182,644)				243,965,317

Shares/Description		Value
WARRANTS - 0.00%(b)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(k)	0

TOTAL WARRANTS
(Cost $0)		0

SHORT-TERM INVESTMENTS - 19.11%
Money Market Fund - 18.90%
390,404,950	State Street Institutional Trust (7 Day Yield 1.54%)	390,404,950

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 0.21%
3,860,000	United States Treasury Bill(p)	1.54%	09/10/2020	3,819,065
570,000	United States Treasury Bill(p)	1.54%	11/05/2020	562,678
				4,381,743

TOTAL SHORT-TERM INVESTMENTS
(Cost $394,785,535)				394,786,693

TOTAL INVESTMENTS - 99.29%
(Cost $2,075,725,841)				2,051,437,748
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.71%				14,712,835
NET ASSETS - 100.00%				$2,066,150,583

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2019 was 1.76%

3M US L - 3 Month LIBOR as of December 31, 2019 was 1.91%

(a)	Less than 0.005%.
(b)	Non-income producing security.
(c)	Affiliated company. See Note 6 to Notes to Quarterly Schedule of Investments.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2019, the aggregate fair value of those securities was $50,395,473, representing 2.44% of net assets.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $357,015,427, which represents approximately 17.28% of net assets as of December 31, 2019.
(h)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	All or a portion of this position has not settled as of December 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(k)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(l)	Interest only security.
(m)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2019.
(n)	Interest only securities.
(o)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(p)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 16.22%
16,571	BlackRock Debt Strategies Fund, Inc.	$185,595
19,114	BlackRock Floating Rate Income Strategies Fund, Inc.	256,892
36,542	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	461,525
18,324	Eaton Vance Floating-Rate Income Trust	251,405
50,612	Eaton Vance Limited Duration Income Fund	670,609
27,400	Highland Global Allocation Fund	255,916
61,829	Highland Income Fund	768,534
181,661	Invesco Senior Income Trust	779,326
7,198	NexPoint Credit Strategies Fund	127,477
170,928	Nuveen Credit Strategies Income Fund	1,311,018
49,877	PGIM Global High Yield Fund, Inc.	749,152
42,554	PGIM High Yield Bond Fund, Inc.	655,332
18,484	Western Asset Emerging Markets Debt Fund, Inc.	263,767
55,592	Western Asset Global High Income Fund, Inc.	557,032
203,408	Western Asset High Income Opportunity Fund, Inc.	1,031,279

TOTAL CLOSED-END FUNDS
(Cost $8,012,995)		8,324,859

COMMON STOCKS - 0.05%
947	DBI Investors, Inc.(a)(b)	3,987
2,675	PHI Group, Inc.(b)	17,164
629	Phi, Inc.(b)	4,036
3,002	Ultra Petroleum Corp.(b)	318

TOTAL COMMON STOCKS
(Cost $265,093)		25,505

PREFERRED STOCKS - 0.19%
116	DBI Investors Inc., 10.000%(a)(b)(c)(d)	117
95	Sequa Corp., 7.000%(a)(b)(c)	95,000

TOTAL PREFERRED STOCKS
(Cost $106,039)		95,117

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 36.06%(e)
Canada - 0.58%
$295,911	GFL Environmental, Inc., First Lien - Effective Date Incremental Term Loan	1M US L + 3.00%, 1.00% Floor	05/30/2025	296,888

Denmark - 0.68%
229,305	Nets Holdco 4 ApS, First Lien - Facility B1E Term Loan	3M EUR L + 3.25%	02/06/2025	256,776

Principal Amount/Description		Rate	Maturity	Value
$81,941	TDC A/S, First Lien - Facility B3 Term Loan	1M EUR L + 2.75%	06/04/2025	$92,524
				349,300
Finland - 0.22%
100,000	Mascot Bidco Oy, First Lien - Facility B Term Loan	3M EUR L + 4.50%	03/30/2026	112,116

France - 1.45%
99,000	Altice France S.A., First Lien - USD TLB-13 Incremental Term Loan	1M US L + 4.00%	08/14/2026	99,382
100,000	CAB, First Lien - Facility B Term Loan	3M EUR L + 3.75%	04/25/2026	112,675
300,000	Constantin Investissement 4 S.A.S., First Lien - Facility B Term Loan	3M EUR L + 3.00%	04/22/2024	337,206
195,000	Numericable U.S. LLC, First Lien - USD TLB-11 Term Loan	1M US L + 2.75%	07/31/2025	193,985
				743,248
Germany - 1.33%
190,000	Alpha Group, SARL, First Lien - Facility B Term Loan	3M EUR L + 3.75%	01/31/2025	211,392
120,000	Befesa S.A., First Lien - Facility B Term Loan	6M EUR L + 2.50%	07/09/2026	136,330
157,130	CTC AcquiCo GmbH, First Lien - Facility B2 Term Loan	3M US L + 2.75%	03/07/2025	155,048
59,149	EG Group Limited Tlb1, First Lien	L + 3.50%	07/31/2025	66,795
100,000	Marcel Lux IV SARL, First Lien - Facility B2 (EUR) Term Loan	3M EUR L + 3.50%	03/16/2026	112,591
				682,156
Great Britain - 3.29%
98,746	EG Group, Ltd., First Lien - Facility B (EUR) Term Loan	3M US L + 4.00%	02/07/2025	109,995
175,772	Formula One Management, Ltd., First Lien - Facility B3 Term Loan	1M US L + 2.50%, 1.00% Floor	02/01/2024	176,898
210,000	Franklin UK Midco, Ltd., First Lien - Facility B1 Term Loan	3M EUR L + 3.75%	12/18/2024	238,024
130,000	Froneri International PLC, First Lien - Facility B3 Term Loan	2M US L + 2.75%	01/31/2025	172,630
300,000	Genesis Specialist Care Finance UK, Ltd., First Lien - Facility B2 Term Loan	3M EUR L + 3.00%	10/30/2025	339,877
181,182	Lernen Bidco, Ltd., First Lien - Facility B1 (EUR) Term Loan	6M EUR L + 4.25%	10/25/2025	205,417
250,000	LGC Science Holdings, Ltd., First Lien - Facility B3 Term Loan	1M US L + 3.50%	03/08/2023	250,000
149,837	Richmond UK Holdco, Ltd., First Lien - Facility B Term Loan	1M US L + 4.25%	03/03/2024	196,491
				1,689,332
Luxembourg - 0.93%
147,000	Altice Financing S.A., First Lien - October 2017 USD Term Loan	1M US L + 2.75%	01/31/2026	146,541
300,000	Neuraxpharm Holdco S.A.R.L., First Lien - Facility B2 Term Loan	3M EUR L + 3.75%	08/24/2023	331,464
				478,005
Netherlands - 1.38%
39,600	NEP Group, Inc., First Lien - Initial Euro Term Loan	3M EUR L + 3.50%	10/20/2025	44,281
283,418	Peer Holdings III B.V., First Lien - Facility B Term Loan	3M EUR L + 3.25%	03/07/2025	317,291

Principal Amount/Description		Rate	Maturity	Value
$250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	1M US L + 4.00%	07/02/2025	$328,963
18,000	Sunshine Investments B.V., First Lien - Facility B3 Term Loan(f)	L + 3.25%	03/28/2025	18,056
				708,591
Sweden - 0.44%
200,000	Verisure Holding AB, First Lien - Facility B1F Term Loan	3M EUR L + 3.50%	10/21/2022	225,896

United States - 25.76%
246,458	Access CIG LLC, First Lien - B Term Loan	1M US L + 3.75%	02/27/2025	246,663
335,380	Acuity Specialty Products, Inc., First Lien - Initial Term Loan	3M US L + 4.00%, 1.00% Floor	08/12/2024	261,093
147,750	Adtalem Global Education, Inc., First Lien - B Term Loan	1M US L + 3.00%	04/11/2025	148,119
38,900	AI Aqua Merger Sub, Inc., First Lien - Tranche B-1 Term Loan	1M US L + 3.25%, 1.00% Floor	12/13/2023	37,895
195,006	Air Medical Group Holdings, Inc., First Lien - 2018 Term Loan	1M US L + 3.25%, 1.00% Floor	04/28/2022	191,624
242,451	American Renal Holdings, Inc., First Lien - B Term Loan	1M US L + 5.00%	06/21/2024	231,000
237,727	American Rock Salt Co. LLC, First Lien - Initial Term Loan	1M US L + 3.75%, 1.00% Floor	03/21/2025	239,510
147,750	Amynta Agency Borrower, Inc., First Lien - B Term Loan	1M US L + 4.50%	02/28/2025	138,516
146,666	Applied Systems, Inc., First Lien - Closing Date Term Loan	3M US L + 3.25%, 1.00% Floor	09/19/2024	147,388
143,788	Asurion LLC, First Lien - Amendment No. 14 Replacement B-4 Term Loan	1M US L + 3.00%	08/04/2022	144,822
247,500	Atlantic Aviation FBO, Inc., First Lien - B Term Loan	1M US L + 3.75%	12/06/2025	250,750
87,945	Avantor Funding, Inc., First Lien - Initial B-2 Euro Term Loan	1M EUR L + 3.25%	11/21/2024	99,882
167,109	Aveanna Healthcare LLC, First Lien - Initial Term Loan	1M US L + 4.25%, 1.00% Floor	03/18/2024	161,678
180,713	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	161,173
196,500	Beacon Roofing Supply, Inc., First Lien - Initial Term Loan	1M US L + 2.25%	01/02/2025	197,707
147,375	Belron Finance US LLC, First Lien - Initial B Term Loan	3M US L + 2.25%	11/07/2024	148,174
97,750	Big River Steel LLC, First Lien - Closing Date Term Loan	3M US L + 5.00%, 1.00% Floor	08/23/2023	97,964
245,011	Boing US Holdco, Inc., First Lien - B Term Loan	1M US L + 3.25%, 1.00% Floor	10/03/2024	240,315
62,873	Boyd Gaming Corp., First Lien - Refinancing B Term Loan	1W US L + 2.25%	09/15/2023	63,393
246,875	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	245,949
247,500	Brookfield WEC Holdings, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	08/01/2025	249,588
245,000	Caesars Resort Collection LLC, First Lien - B Term Loan	1M US L + 2.75%	12/23/2024	245,791
127,075	Canyon Valor Companies, Inc., First Lien - Initial Euro Term Loan	1M EUR L + 3.00%	06/16/2023	143,432
204,087	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	195,687
248,125	CentralSquare Technologies LLC, First Lien - Initial Term Loan	1M US L + 3.75%	08/29/2025	237,624

Principal Amount/Description		Rate	Maturity	Value
$294,000	CenturyLink, Inc., First Lien - Initial B Term Loan	1M US L + 2.75%	01/31/2025	$295,654
105,243	CEOC LLC, First Lien - B Term Loan	1M US L + 2.00%	10/07/2024	106,107
245,011	Charter Communications Operating LLC, First Lien - B-2 Term Loan	1M US L + 1.75%	02/01/2027	246,850
98,237	Charter NEX US, Inc., First Lien - Initial Term Loan	1M US L + 3.00%, 1.00% Floor	05/16/2024	98,053
149,163	CHG Healthcare Services, Inc., First Lien - 2017 New Term Loan	1M US L + 3.00%, 1.00% Floor	06/07/2023	150,375
147,750	Cogeco Communications II LP, First Lien - B Term Loan	1M US L + 2.25%	01/03/2025	148,470
246,875	Covia Holdings Corp., First Lien - Initial Term Loan	3M US L + 4.00%, 1.00% Floor	06/01/2025	191,656
172,987	Cypress Intermediate Holdings III, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	04/29/2024	173,771
1,400	David's Bridal, Inc. Takeback Tl(a)	L + 8.00%	01/18/2024	1,400
147,376	EG Group, Ltd., First Lien - Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	147,085
97,003	ExamWorks Group, Inc., First Lien - B-1 Term Loan	1M US L + 3.25%, 1.00% Floor	07/27/2023	97,791
97,475	Explorer Holdings, Inc., First Lien - Initial Term Loan	2M US L + 3.75%, 1.00% Floor	05/02/2023	98,449
246,250	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	237,170
125,000	Flynn Restaurant Group LP, Second Lien - Initial Term Loan	1M US L + 7.00%	06/29/2026	115,625
246,875	Franklin Square Holdings LP, First Lien - Initial Term Loan	1M US L + 2.25%	08/01/2025	248,418
136,988	Gentiva Health Services, Inc., First Lien - Closing Date Initial Term Loan	1M US L + 3.75%	07/02/2025	137,887
216,055	Globallogic Holdings, Inc., First Lien - Initial Term Loan	1M US L + 3.25%	08/01/2025	217,675
200,584	Golden Nugget, Inc., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.75% Floor	10/04/2023	201,541
115,737	Graftech International, Ltd., First Lien - Initial Term Loan	1M US L + 3.50%, 1.00% Floor	02/12/2025	115,593
161,346	Greeneden U.S. Holdings I LLC, First Lien - Tranche B-3 Dollar Term Loan	1M US L + 3.25%	12/01/2023	162,101
98,000	Greenrock Finance, Inc., First Lien - Initial USD B Term Loan	3M US L + 3.50%, 1.00% Floor	06/28/2024	97,679
147,750	Hub International, Ltd., First Lien - Initial Term Loan	3M US L + 2.75%	04/25/2025	147,893
655,807	Jaguar Holding Co. II, First Lien - 2018 Term Loan	1M US L + 2.50%, 1.00% Floor	08/18/2022	660,204
99,250	JBS USA Lux S.A., First Lien - New Term Loan	1M US L + 2.00%	05/01/2026	100,284
77,600	Learfield Communications LLC, First Lien - Initial Term Loan	1M US L + 3.25%, 1.00% Floor	12/01/2023	69,025
229,558	Life Time Fitness, Inc., First Lien - 2017 Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	06/10/2022	230,527
290,737	McAfee LLC, First Lien - B USD Term Loan	1M US L + 3.75%	09/30/2024	292,372
496,250	Natgasoline LLC, First Lien - Initial Term Loan	3M US L + 3.50%	11/14/2025	499,352
10,000	Navicure, Inc., First Lien - Initial Term Loan	L + 4.00%	10/22/2026	10,069
246,263	NVA Holdings, Inc., First Lien - B-3 Term Loan	3M US L + 2.75%, 1.00% Floor	02/02/2025	246,288
97,500	Onvoy LLC, First Lien - Initial Term Loan	1M US L + 4.50%, 1.00% Floor	02/10/2024	88,481

Principal Amount/Description		Rate	Maturity	Value
$147,601	PetVet Care Centers LLC, First Lien - Initial Term Loan	1M US L + 2.75%	02/14/2025	$146,057
97,503	Playa Resorts Holding B.V., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	04/29/2024	97,503
235,297	Recess Holdings, Inc., First Lien - Initial Term Loan	1M US L + 3.75%, 1.00% Floor	09/30/2024	234,806
99,250	Refinitiv US Holdings, Inc., First Lien - Initial Euro Term Loan	3M EUR L + 4.00%	10/01/2025	112,399
194,150	Ring Container Technologies Group LLC, First Lien - Initial Term Loan	1M US L + 2.75%	10/31/2024	195,023
91,970	RPI Finance Trust, First Lien - Initial B -6 Term Loan	1M US L + 2.00%	03/27/2023	92,847
147,375	Scientific Games International, Inc., First Lien - Initial B-5 Term Loan	1M US L + 2.75%	08/14/2024	147,979
247,500	Sedgwick Claims Management Services, Inc., First Lien - Initial Term Loan	1M US L + 3.25%	12/31/2025	247,964
232,379	St. George's University Scholastic Services LLC, First Lien	1M US L + 3.50%	07/17/2025	234,848
147,000	Strategic Materials Holding Corp., First Lien - Initial Term Loan	3M US L + 3.75%, 1.00% Floor	11/01/2024	119,805
85,456	Trans Union LLC, First Lien - 2019 Replacement B-5 Term Loan	1M US L + 1.75%	11/16/2026	85,908
438,989	Transdigm, Inc., First Lien - 2018 New Tranche E Term Loan	1M US L + 2.50%	05/30/2025	440,885
248,125	Tunnel Hill Partners LP, First Lien - Initial Term Loan	1M US L + 3.50%	02/06/2026	247,505
291,961	Uniti Group, Inc., First Lien - Shortfall Term Loan	1M US L + 5.00%, 1.00% Floor	10/24/2022	287,461
35,761	Vestcom Parent Holdings, Inc., First Lien - L/C Collaterilized Term Loan	1M US L + 4.00%, 1.00% Floor	12/19/2023	33,973
227,681	Windstream Services LLC, First Lien - 2016 Tranche B-6 Term Loan(g)	1M US L + 4.00%, 0.75% Floor	03/29/2021	218,755
132,344	YI LLC, First Lien - Initial Term Loan	3M US L + 4.00%, 1.00% Floor	11/07/2024	123,962
				13,227,262

TOTAL BANK LOANS
(Cost $18,820,130)				18,512,794

HIGH YIELD DEBT- 34.31%
Australia - 0.28%
40,000	Mineral Resources, Ltd.(h)	8.13%	05/01/2027	43,993
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(h)	5.75%	04/30/2026	98,785
				142,778
Canada - 0.72%
5,000	Baytex Energy Corp.(h)	5.63%	06/01/2024	4,565
36,000	Cascades, Inc.(h)	5.75%	07/15/2023	37,005
35,000	Cascades, Inc./Cascades USA, Inc.(h)	5.13%	01/15/2026	36,050
40,000	Cascades, Inc./Cascades USA, Inc.(h)	5.38%	01/15/2028	41,200
45,000	Eldorado Gold Corp.(h)	9.50%	06/01/2024	48,619
25,000	First Quantum Minerals, Ltd.(h)	7.25%	05/15/2022	25,162
20,000	First Quantum Minerals, Ltd.(h)	7.25%	04/01/2023	20,747
60,000	goeasy, Ltd.(h)	5.38%	12/01/2024	61,225
35,000	Precision Drilling Corp.	7.75%	12/15/2023	35,014
15,000	Precision Drilling Corp.(h)	7.13%	01/15/2026	14,293

Principal Amount/Description		Rate	Maturity	Value
$50,000	Vermilion Energy, Inc.(h)	5.63%	03/15/2025	$47,333
				371,213
Cayman Islands - 0.21%
105,000	Global Aircraft Leasing Co., Ltd.(d)(h)	6.50% (7.25%)	09/15/2024	109,825

Denmark - 0.23%
100,000	DKT Finance ApS(i)	7.00%	06/17/2023	119,096

Finland - 0.08%
40,000	Nokia Oyj	4.38%	06/12/2027	41,774

France - 0.47%
100,000	Altice France SA(i)	5.88%	02/01/2027	126,613
100,000	Constantin Investissement 3 SASU(i)	5.38%	04/15/2025	116,280
				242,893
Germany - 0.72%
120,000	Nidda Healthcare Holding GmbH(i)	3.50%	09/30/2024	139,575
100,000	Techem Verwaltungsgesellschaft 674 mbH(i)	6.00%	07/30/2026	121,495
100,000	Tele Columbus AG(i)	3.88%	05/02/2025	109,938
				371,008
Great Britain - 0.61%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	141,578
35,000	Connect Finco SARL / Connect US Finco LLC(h)	6.75%	10/01/2026	37,319
100,000	Nomad Foods Bondco PLC(i)	3.25%	05/15/2024	115,426
20,000	Tronox Finance PLC(h)	5.75%	10/01/2025	20,433
				314,756
Ireland - 0.70%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(h)	5.25%	08/15/2027	210,874
10,000	Avolon Holdings Funding, Ltd.(h)	5.50%	01/15/2023	10,810
100,000	Virgin Media Receivables Financing Notes I DAC(i)	5.50%	09/15/2024	136,600
				358,284
Italy - 1.09%
100,000	Bormioli Pharma Bidco SpA(e)(i)	3M EUR L + 3.50%	11/15/2024	101,144
100,000	Guala Closures SpA(e)(h)	3M EUR L + 3.50%	04/15/2024	113,713
100,000	LKQ Italia Bondco SpA(i)	3.88%	04/01/2024	126,472
200,000	Telecom Italia SpA(h)	5.30%	05/30/2024	215,498
				556,827
Jersey - 0.49%
100,000	CPUK Finance, Ltd.(i)	4.25%	08/28/2022	135,270
100,000	LHC3 PLC(d)(h)	4.13% (9.00%)	08/15/2024	116,265
				251,535
Luxembourg - 1.34%
105,000	Altice Luxembourg SA(i)	6.25%	02/15/2025	122,313
100,000	ARD Finance SA(d)(h)	5.00% (5.75%)	06/30/2027	113,410
85,000	Dana Financing Luxembourg Sarl(h)	5.75%	04/15/2025	89,073
100,000	Samsonite Finco Sarl(i)	3.50%	05/15/2026	116,652
100,000	SES SA(c)(e)	5.63%	Perpetual Maturity	126,133
100,000	Telenet Finance Luxembourg Notes Sarl(i)	3.50%	03/01/2028	121,645
				689,226

Principal Amount/Description		Rate	Maturity	Value
Netherlands - 1.54%
$100,000	Intertrust Group BV(i)	3.38%	11/15/2025	$118,067
100,000	InterXion Holding NV(h)	4.75%	06/15/2025	121,571
100,000	Sigma Holdco BV(i)	5.75%	05/15/2026	113,369
100,000	Trivium Packaging Finance BV(h)	3.75%	08/15/2026	119,164
200,000	UPC Holding BV(h)	5.50%	01/15/2028	203,120
100,000	Ziggo Bond Co. BV(i)	4.63%	01/15/2025	115,395
				790,686
Sweden - 0.23%
100,000	Verisure Midholding AB(i)	5.75%	12/01/2023	115,923

United States - 25.60%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	65,670
10,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	10,184
55,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	57,154
50,000	ACCO Brands Corp.(h)	5.25%	12/15/2024	52,208
25,000	Acrisure LLC / Acrisure Finance, Inc.(h)	8.13%	02/15/2024	27,235
45,000	Acrisure LLC / Acrisure Finance, Inc.(h)	10.13%	08/01/2026	48,594
40,000	Adient US LLC(h)	7.00%	05/15/2026	43,675
80,000	AES Corp.	6.00%	05/15/2026	85,348
30,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC	5.75%	03/15/2025	31,137
95,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(h)	4.63%	01/15/2027	95,062
35,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(h)	5.88%	02/15/2028	37,252
45,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(h)	6.63%	07/15/2026	48,446
85,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	92,012
20,000	AmWINS Group, Inc.(h)	7.75%	07/01/2026	22,160
30,000	Apergy Corp.	6.38%	05/01/2026	31,735
30,000	Aramark Services, Inc.(h)	5.00%	02/01/2028	31,668
40,000	Archrock Partners LP / Archrock Partners Finance Corp.(h)	6.88%	04/01/2027	42,393
20,000	Archrock Partners LP / Archrock Partners Finance Corp.(h)	6.25%	04/01/2028	20,650
35,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(h)	7.00%	11/01/2026	28,012
30,000	ASGN, Inc.(h)	4.63%	05/15/2028	30,892
30,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	30,612
100,000	Axalta Coating Systems LLC(i)	4.25%	08/15/2024	116,001
35,000	B&G Foods, Inc.	5.25%	04/01/2025	36,065
197,000	Bausch Health Cos., Inc.(h)	6.13%	04/15/2025	203,957
55,000	Bausch Health Cos., Inc.(h)	7.00%	01/15/2028	60,602
40,000	Bausch Health Cos., Inc.(h)	5.00%	01/30/2028	41,155
40,000	Bausch Health Cos., Inc.(h)	5.25%	01/30/2030	41,580
85,000	Berry Global, Inc.(h)	4.50%	02/15/2026	87,469
30,000	Berry Petroleum Co. LLC(h)	7.00%	02/15/2026	27,873
20,000	BMC East LLC(h)	5.50%	10/01/2024	20,858
65,000	Boyd Gaming Corp.	6.38%	04/01/2026	70,056
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	10,766
60,000	Boyd Gaming Corp.(h)	4.75%	12/01/2027	62,436

Principal Amount/Description		Rate	Maturity	Value
$55,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL(h)	5.75%	05/15/2026	$58,128
25,000	Builders FirstSource, Inc.(h)	6.75%	06/01/2027	27,477
10,000	Callon Petroleum Co.	6.13%	10/01/2024	10,215
60,000	Callon Petroleum Co.	6.38%	07/01/2026	61,047
80,000	Calpine Corp.(h)	4.50%	02/15/2028	80,810
20,000	Calpine Corp.(h)	5.13%	03/15/2028	20,464
90,000	Cardtronics, Inc. / Cardtronics USA, Inc.(h)	5.50%	05/01/2025	93,637
55,000	Carriage Services, Inc.(h)	6.63%	06/01/2026	58,732
100,000	Catalent Pharma Solutions, Inc.(i)	4.75%	12/15/2024	115,678
30,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.88%	04/01/2024	31,075
30,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.50%	05/01/2026	31,682
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.00%	02/01/2028	26,279
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.38%	06/01/2029	16,040
145,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.75%	03/01/2030	148,173
20,000	Cedar Fair LP(h)	5.25%	07/15/2029	21,587
25,000	Centene Corp.(h)	5.38%	06/01/2026	26,577
50,000	Centene Corp.(h)	4.25%	12/15/2027	51,530
70,000	Centene Corp.(h)	4.63%	12/15/2029	73,899
50,000	Central Garden & Pet Co.	5.13%	02/01/2028	51,892
50,000	CenturyLink, Inc.	5.63%	04/01/2025	53,232
60,000	CenturyLink, Inc.(h)	5.13%	12/15/2026	61,208
25,000	CF Industries, Inc.	5.15%	03/15/2034	27,984
40,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(h)	5.75%	03/01/2025	41,200
38,000	Chaparral Energy, Inc.(h)	8.75%	07/15/2023	16,976
60,000	Cheniere Corpus Christi Holdings LLC	7.00%	06/30/2024	69,269
35,000	Cheniere Corpus Christi Holdings LLC	5.13%	06/30/2027	38,746
30,000	Cheniere Energy Partners LP	5.25%	10/01/2025	31,337
35,000	Cheniere Energy Partners LP(h)	4.50%	10/01/2029	36,031
35,000	Churchill Downs, Inc.(h)	5.50%	04/01/2027	37,165
40,000	Citgo Holding, Inc.(h)	9.25%	08/01/2024	43,000
90,000	CITGO Petroleum Corp.(h)	6.25%	08/15/2022	91,462
15,000	Clean Harbors, Inc.(h)	5.13%	07/15/2029	16,132
15,000	Clearway Energy Operating LLC	5.00%	09/15/2026	15,530
100,000	Clearway Energy Operating LLC(h)	4.75%	03/15/2028	101,500
5,000	CommScope Technologies LLC(h)	6.00%	06/15/2025	5,018
30,000	CommScope Technologies LLC(h)	5.00%	03/15/2027	28,276
70,000	CommScope, Inc.(h)	5.50%	03/01/2024	73,121
75,000	CommScope, Inc.(h)	5.50%	06/15/2024	76,126
5,000	CommScope, Inc.(h)	6.00%	03/01/2026	5,328
50,000	Comstock Resources, Inc.	9.75%	08/15/2026	45,494
100,000	Cott Corp.(i)	5.50%	07/01/2024	117,165
110,000	Covanta Holding Corp.	6.00%	01/01/2027	116,363
50,000	CrownRock LP / CrownRock Finance, Inc.(h)	5.63%	10/15/2025	51,125
20,000	Dana, Inc.	5.38%	11/15/2027	20,650
85,000	DaVita, Inc.	5.13%	07/15/2024	87,302
15,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(h)	5.38%	08/15/2026	15,201
25,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(h)	6.63%	08/15/2027	24,359

Principal Amount/Description		Rate	Maturity	Value
$35,000	DISH DBS Corp.	7.75%	07/01/2026	$37,143
105,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	110,731
90,000	Encompass Health Corp.	4.50%	02/01/2028	93,429
100,000	Energizer Gamma Acquisition BV(i)	4.63%	07/15/2026	119,090
45,000	EnerSys(h)	4.38%	12/15/2027	44,555
75,000	ESH Hospitality, Inc.(h)	5.25%	05/01/2025	77,687
45,000	ESH Hospitality, Inc.(h)	4.63%	10/01/2027	45,646
50,000	Extraction Oil & Gas, Inc.(h)	7.38%	05/15/2024	31,396
45,000	FirstCash, Inc.(h)	5.38%	06/01/2024	46,706
40,000	Frontier Communications Corp.(h)	8.50%	04/01/2026	40,574
35,000	Frontier Communications Corp.(h)	8.00%	04/01/2027	36,640
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(h)	5.25%	12/01/2027	36,902
115,000	Golden Nugget, Inc.(h)	6.75%	10/15/2024	119,311
75,000	Greystar Real Estate Partners LLC(h)	5.75%	12/01/2025	77,999
50,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(h)	7.38%	12/15/2023	51,062
45,000	Gulfport Energy Corp.	6.63%	05/01/2023	38,039
75,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	78,781
45,000	HAT Holdings I LLC / HAT Holdings II LLC(h)	5.25%	07/15/2024	47,400
115,000	HCA, Inc.	5.38%	02/01/2025	127,410
35,000	HCA, Inc.	5.88%	02/15/2026	39,865
40,000	HCA, Inc.	5.38%	09/01/2026	44,651
85,000	Herc Holdings, Inc.(h)	5.50%	07/15/2027	89,677
65,000	Hertz Corp.(h)	6.00%	01/15/2028	65,120
75,000	Hess Midstream Operations LP(h)	5.63%	02/15/2026	78,241
30,000	Hess Midstream Operations LP(h)	5.13%	06/15/2028	30,412
60,000	HUB International, Ltd.(h)	7.00%	05/01/2026	63,602
100,000	Hunt Cos., Inc.(h)	6.25%	02/15/2026	98,982
40,000	IAA, Inc.(h)	5.50%	06/15/2027	42,574
15,000	iHeartCommunications, Inc.	8.38%	05/01/2027	16,603
110,000	iHeartCommunications, Inc.(h)	5.25%	08/15/2027	115,296
35,000	Ingles Markets, Inc.	5.75%	06/15/2023	35,743
50,000	Intelsat Jackson Holdings SA(h)	8.00%	02/15/2024	51,417
100,000	IQVIA, Inc.(i)	2.88%	09/15/2025	115,527
15,000	Iron Mountain, Inc.(h)	5.25%	03/15/2028	15,628
105,000	Iron Mountain, Inc.(h)	4.88%	09/15/2029	106,903
30,000	Itron, Inc.(h)	5.00%	01/15/2026	31,173
105,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(h)	6.38%	08/01/2023	108,641
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(h)	6.50%	04/15/2029	27,828
55,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(h)	5.50%	01/15/2030	59,177
90,000	KAR Auction Services, Inc.(h)	5.13%	06/01/2025	93,788
135,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	138,711
20,000	Korn Ferry(h)	4.63%	12/15/2027	20,150
75,000	Lamar Media Corp.	5.75%	02/01/2026	79,631
25,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	24,320
30,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	28,213
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	78,139
55,000	Level 3 Financing, Inc.(h)	4.63%	09/15/2027	56,411
65,000	Live Nation Entertainment, Inc.(h)	4.75%	10/15/2027	67,395
60,000	Masonite International Corp.(h)	5.38%	02/01/2028	63,486
35,000	Matador Resources Co.	5.88%	09/15/2026	35,176
140,000	Mauser Packaging Solutions Holding Co.(h)	5.50%	04/15/2024	144,563

Principal Amount/Description		Rate	Maturity	Value
$5,000	MEDNAX, Inc.(h)	5.25%	12/01/2023	$5,123
60,000	MEDNAX, Inc.(h)	6.25%	01/15/2027	61,651
75,000	Mercer International, Inc.	7.38%	01/15/2025	80,952
40,000	Mercer International, Inc.	5.50%	01/15/2026	40,801
95,000	MGM Resorts International	5.50%	04/15/2027	105,626
70,000	MPH Acquisition Holdings LLC(h)	7.13%	06/01/2024	67,899
30,000	MPT Operating Partnership LP / MPT Finance Corp.	5.50%	05/01/2024	30,825
40,000	MSCI, Inc.(h)	4.00%	11/15/2029	40,624
45,000	Nabors Industries, Inc.	5.50%	01/15/2023	43,313
70,000	NCR Corp.	6.38%	12/15/2023	71,896
50,000	NCR Corp.(h)	5.75%	09/01/2027	53,366
40,000	NCR Corp.(h)	6.13%	09/01/2029	43,479
40,000	New Enterprise Stone & Lime Co., Inc.(h)	6.25%	03/15/2026	42,014
110,000	Nexstar Broadcasting, Inc.(h)	5.63%	07/15/2027	116,122
85,000	Novelis Corp.(h)	6.25%	08/15/2024	89,356
40,000	Novelis Corp.(h)	5.88%	09/30/2026	42,657
30,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	29,400
15,000	Oasis Petroleum, Inc.(h)	6.25%	05/01/2026	12,488
5,000	Olin Corp.	5.63%	08/01/2029	5,290
75,000	Olin Corp.	5.00%	02/01/2030	76,264
40,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.63%	02/15/2024	41,083
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(h)	5.00%	08/15/2027	20,987
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(h)	4.63%	03/15/2030	20,387
15,000	PDC Energy, Inc.	6.13%	09/15/2024	15,231
40,000	PDC Energy, Inc.	5.75%	05/15/2026	40,001
40,000	Performance Food Group, Inc.(h)	5.50%	06/01/2024	41,117
45,000	Performance Food Group, Inc.(h)	5.50%	10/15/2027	48,207
55,000	Pilgrim's Pride Corp.(h)	5.75%	03/15/2025	56,964
110,000	Plantronics, Inc.(h)	5.50%	05/31/2023	107,799
60,000	Platform Specialty Products Corp.(h)	5.88%	12/01/2025	62,924
60,000	Post Holdings, Inc.(h)	5.50%	03/01/2025	62,975
10,000	Post Holdings, Inc.(h)	5.00%	08/15/2026	10,581
15,000	Post Holdings, Inc.(h)	5.75%	03/01/2027	16,122
40,000	PQ Corp.(h)	5.75%	12/15/2025	41,917
40,000	Prestige Brands, Inc.(h)	6.38%	03/01/2024	41,683
10,000	Prestige Brands, Inc.(h)	5.13%	01/15/2028	10,500
16,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(h)	9.25%	05/15/2023	16,810
155,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(h)	5.75%	04/15/2026	168,757
35,000	PTC, Inc.	6.00%	05/15/2024	36,604
35,000	Quicken Loans, Inc.(h)	5.75%	05/01/2025	36,254
50,000	Quicken Loans, Inc.(h)	5.25%	01/15/2028	51,866
100,000	Refinitiv US Holdings, Inc.(h)	4.50%	05/15/2026	122,518
58,146	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.75%	10/15/2020	58,292
70,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(h)	7.00%	07/15/2024	72,494
25,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(h)	5.13%	07/15/2023	25,646
95,000	Ryman Hospitality Properties, Inc.(h)	4.75%	10/15/2027	98,263
120,000	Scientific Games International, Inc.(i)	3.38%	02/15/2026	139,746

Principal Amount/Description		Rate	Maturity	Value
$40,000	Scotts Miracle-Gro Co.(h)	4.50%	10/15/2029	$40,989
35,000	Signature Aviation US Holdings, Inc.(h)	5.38%	05/01/2026	36,923
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	115,108
90,000	Sirius XM Radio, Inc.(h)	4.63%	07/15/2024	94,688
35,000	Sirius XM Radio, Inc.(h)	5.38%	04/15/2025	36,238
5,000	Sirius XM Radio, Inc.(h)	5.50%	07/01/2029	5,415
30,000	SM Energy Co.	5.00%	01/15/2024	28,662
30,000	SM Energy Co.	5.63%	06/01/2025	28,563
30,000	Sonic Automotive, Inc.	6.13%	03/15/2027	31,360
10,000	Southwestern Energy Co.	4.95%	01/23/2025	9,197
20,000	Southwestern Energy Co.	7.75%	10/01/2027	18,574
40,000	Spectrum Brands, Inc.(h)	5.00%	10/01/2029	41,414
75,000	Sprint Communications, Inc.	11.50%	11/15/2021	85,824
100,000	Sprint Communications, Inc.	6.00%	11/15/2022	105,053
80,000	Sprint Corp.	7.88%	09/15/2023	88,433
50,000	Sprint Corp.	7.13%	06/15/2024	54,042
90,000	SS&C Technologies, Inc.(h)	5.50%	09/30/2027	96,244
45,000	Standard Industries, Inc.(h)	5.50%	02/15/2023	45,843
40,000	Stevens Holding Co., Inc.(h)	6.13%	10/01/2026	43,814
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	66,977
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	41,714
65,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	66,138
30,000	Summit Materials LLC / Summit Materials Finance Corp.(h)	5.13%	06/01/2025	30,912
60,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(h)	7.50%	06/15/2025	57,850
5,000	Talen Energy Supply LLC(h)	7.25%	05/15/2027	5,270
25,000	Talen Energy Supply LLC(h)	6.63%	01/15/2028	25,571
35,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	37,253
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.38%	02/01/2027	31,181
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(h)	5.50%	03/01/2030	102,875
70,000	Tenet Healthcare Corp.	6.75%	06/15/2023	77,056
120,000	Tenet Healthcare Corp.	5.13%	05/01/2025	123,900
65,000	Tenet Healthcare Corp.(h)	6.25%	02/01/2027	70,037
15,000	Tenet Healthcare Corp.(h)	5.13%	11/01/2027	15,863
50,000	Tennant Co.	5.63%	05/01/2025	52,396
50,000	Tenneco, Inc.	5.38%	12/15/2024	47,396
35,000	T-Mobile USA, Inc.	6.00%	04/15/2024	36,225
55,000	Tms International Holding Corp.(h)	7.25%	08/15/2025	49,890
40,000	TPC Group, Inc.(h)	10.50%	08/01/2024	40,383
20,000	TransDigm, Inc.	6.50%	07/15/2024	20,669
35,000	TransDigm, Inc.	6.50%	05/15/2025	36,473
70,000	TransDigm, Inc.(h)	6.25%	03/15/2026	75,914
50,000	TransDigm, Inc.(h)	5.50%	11/15/2027	50,654
45,000	TreeHouse Foods, Inc.(h)	6.00%	02/15/2024	46,725
40,000	TriMas Corp.(h)	4.88%	10/15/2025	41,275
50,000	Tronox, Inc.(h)	6.50%	04/15/2026	51,636
100,000	UGI International LLC(h)	3.25%	11/01/2025	118,798
10,113	Ultra Resources, Inc.(d)	11.00% (11.00%)	07/12/2024	1,669
15,000	United Rentals North America, Inc.	6.50%	12/15/2026	16,514
105,000	United Rentals North America, Inc.	4.88%	01/15/2028	109,523
40,000	Univar Solutions USA, Inc.(h)	5.13%	12/01/2027	41,825

Principal Amount/Description		Rate	Maturity	Value
$75,000	US Foods, Inc.(h)	5.88%	06/15/2024	$77,406
43,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	45,231
5,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	5,217
70,000	ViaSat, Inc.(h)	5.63%	09/15/2025	72,246
20,000	VICI Properties LP / VICI Note Co., Inc.(h)	4.25%	12/01/2026	20,637
20,000	VICI Properties LP / VICI Note Co., Inc.(h)	4.63%	12/01/2029	20,937
105,000	Watco Cos. LLC / Watco Finance Corp.(h)	6.38%	04/01/2023	106,881
20,000	Weatherford International, Ltd.(h)	11.00%	12/01/2024	21,675
35,000	William Carter Co.(h)	5.63%	03/15/2027	37,706
108,000	WMG Acquisition Corp.(h)	4.13%	11/01/2024	125,336
90,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(h)	5.13%	10/01/2029	96,806
				13,141,581

TOTAL HIGH YIELD DEBT
(Cost $17,201,250)				17,617,405

Shares/Description		Value
RIGHTS - 0.00%(b)(j)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)	834

TOTAL RIGHTS
(Cost $11,231)		834

WARRANTS - 0.00%(b)(j)
394	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
210	Ultra Petroleum Corp, Strike Price 0.01, Expires 07/14/2025	7

TOTAL WARRANTS
(Cost $650)		7

SHORT-TERM INVESTMENTS - 12.96%
6,655,210	State Street Institutional Trust (7 Day Yield 1.54%)	6,655,210

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,655,210)		6,655,210

TOTAL INVESTMENTS - 99.79%
(Cost $51,072,598)		51,231,731
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.13%		67,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%		42,931
NET ASSETS - 100.00%		$51,341,662

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

Libor Rates:

1W US L - 1 Week LIBOR as of December 31, 2019 was 1.91%

1M US L - 1 Month LIBOR as of December 31, 2019 was 1.76%

2M US L - 2 Month LIBOR as of December 31, 2019 was 1.83%

3M US L - 3 Month LIBOR as of December 31, 2019 was 1.91%

1M EUR L - 1 Month EURIBOR as of December 31, 2019 was -0.44%

3M EUR L - 3 Month EURIBOR as of December 31, 2019 was -0.38%

6M EUR L - 6 Month EURIBOR as of December 31, 2019 was -0.32%

(a)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of this position has not settled as of December 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(g)	Security is currently in default.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $10,166,115, which represents approximately 19.80% of net assets as of December 31, 2019.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors. As of December 31, 2019, the aggregate fair value of those securities was $2,894,480, representing 5.64% of net assets.
(j)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2019	Fund Delivering	U.S. $ Value at December 31, 2019	Unrealized Appreciation/ (Depreciation)
State Street Boston	1/8/2020	USD	3,602,460	EUR	3,640,304	(37,844)
State Street Boston	1/8/2020	USD	684,133	GBP	695,863	(11,730)
State Street Boston	1/8/2020	USD	3,811,583	EUR	3,849,027	(37,444)
State Street Boston	1/8/2020	USD	414,703	GBP	418,885	(4,182)
						$(91,200)

RiverNorth Funds	Notes to Quarterly Schedule of Investments
December 31, 2019 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2019.

Security Valuation: The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2019 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$71,449,616	$–	$–	$71,449,616
Business Development Companies	1,622,390	–	–	1,622,390
Common Stocks	4,771,095	–	–	4,771,095
Exchange Traded Funds	18,678,299	–	–	18,678,299
Preferred Stocks	1,091,873	–	–	1,091,873
Business Development Company Notes	613,646	–	–	613,646
Rights	25,180	–	–	25,180
Warrants	216,808	–	–	216,808
Short-Term Investments	7,693,019	–	–	7,693,019
Total	$106,161,926	$–	$–	$106,161,926

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$487,540,344	$–	$–	$487,540,344
Business Development Companies	4,635,005	–	–	4,635,005
Common Stocks	92,720	–	–	92,720
Open-End Funds	30,774,681	–	–	30,774,681
Preferred Stocks	37,425,878	–	–	37,425,878
Business Development Company Notes	19,716,980	–	–	19,716,980
Foreign Corporate Bonds	–	98,440,334	–	98,440,334
U.S. Corporate Bonds	–	97,024,821	–	97,024,821
Convertible Corporate Bonds	–	5,262,139	–	5,262,139
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	5,560,957	–	5,560,957
Bank Loans	–	27,001,042	–	27,001,042
Collateralized Loan Obligations	–	42,872,364	–	42,872,364
Equity - Linked Notes	–	–	11,250	11,250
Non-Agency Collateralized Mortgage Obligations	–	399,189,850	–	399,189,850
U.S. Government Bonds and Notes	–	156,738,429	–	156,738,429
Municipal Bonds	–	398,944	–	398,944
U.S. Government / Agency Mortgage Backed Securities	–	243,965,317	–	243,965,317
Warrants	–	–	–	–
Short-Term Investments	390,404,950	4,381,743	–	394,786,693
Total	$970,590,558	$1,080,835,940	$11,250	$2,051,437,748

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$8,324,859	$–	$–	$8,324,859
Common Stocks	318	21,200	3,987	25,505
Preferred Stocks	–	–	95,117	95,117
Bank Loans	–	18,511,394	1,400	18,512,794
High Yield Debt	–	17,617,405	–	17,617,405
Rights	–	–	834	834
Warrants	7	–	–	7
Short-Term Investments	6,655,210	–	–	6,655,210
Total	$14,980,394	$36,149,999	$101,338	$51,231,731

High Income Fund (continued)
	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Forward Foreign Currency Contracts	$–	$(91,200)	$–	$(91,200)
Total	$–	$(91,200)	$–	$(91,200)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2019	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3(a)	Balance as of December 31, 2019	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2019
Strategic Income Fund
U.S. Corporate Bonds	$5,050,000	$1,285	$-	$13,795	$-	$-	$-	$(5,065,080)	$-	$-
Equity-Linked Notes	11,250	-	-	-	-	-	-	-	11,250	-
	$5,061,250	$1,285	$-	$13,795	$-	$-	$-	$(5,065,080)	$11,250	$-

High Income Fund
Common Stocks	$30,185	$-	$620	$(156,896)	$152,982	$(1,704)	$-	$(21,200)	$3,987	$(143,577)
Preferred Stocks	92,000	-	-	(10,864)	13,981	-	-	-	95,117	(10,864)
Bank Loans	20,361	(443)	-	46,909	6,440	(71,867)	-	-	1,400	44,582
High Yield Debt	-	2,463	(45,531)	43,295	-	(227)	-	-	-	-
Rights	-	-	-	(10,397)	11,231	-	-	-	834	(10,397)
Warrants	3,714	-	1,352	(1,352)	-	(3,714)	-	-	-	(28,912)
	$146,260	$2,020	$(43,559)	$(89,305)	$184,634	$(77,512)	$-	$(21,200)	$101,338	$(149,168)

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Equity-Linked Notes	$11,250	Vendor Price	Broker Quote

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Common Stocks	$3,987	Vendor Price	Broker Quote
Preferred Stocks	95,117	Last Transaction Price	Transaction Price
Bank Loans	1,400	Vendor Price	Broker Quote
Rights	834	Vendor Price	Broker Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease
Transaction Price	Increase	Decrease

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2019, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At December 31, 2019, the Strategic Income Fund and High Income Fund had $3,946,515 and $17,955, respectively, in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2019 were as follows:

Security Name	Share Balance as of September 30, 2019	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of December 31, 2019	Market Value as of December 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund	3,159,165	56,378	-	-	-	3,215,543	$30,774,681	$534,517	$(836,272)	$-
							$30,774,681	$534,517	$(836,272)	$-